AS FILED WITH THE SECURITIES
                             AND EXCHANGE COMMISSION
                                   ON 08/16/00

                               FILE NOS: 811-08228
                                    33-73248

                       SECURITIES AND EXCHANGE COMMISSION
                       ----------------------------------
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X ]
Pre-Effective Amendment No.                                      [  ]
Post-Effective Amendment No.                                     [11]
and
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940                               [X ]
Amendment No.                                                    [12]

                        (Check appropriate box or boxes.)

                                THE TIMOTHY PLAN
                       ----------------------------------
               (Exact name of Registrant as Specified in Charter)

                           1304 West Fairbanks Avenue
                              Winter Park, FL 32789
                       ----------------------------------
                     (Address of Principal Executive Office)

               Registrant's Telephone Number, including Area Code:
                                  407-644-1986
                       ----------------------------------

                   ARTHUR D. ALLY, 1304 WEST FAIRBANKS AVENUE
                              WINTER PARK, FL 32789
                                  407-644-1986
                       ----------------------------------
                     (Name and Address of Agent for Service)

                     Please send copy of communications to:
                             DAVID D. JONES, ESQUIRE
                           4747 Research Forest Drive,
                                Suite 180, # 303
                             The Woodlands, TX 77381
                       ----------------------------------

Approximate Date of Proposed Public Offering: As soon as practicable following effective date.

It is proposed that this filing will become effective (check appropriate box):

/ /  immediately upon filing pursuant to paragraph (b)
/ /  on (date) pursuant to paragraph (b)
/ /  60 days after filing pursuant to paragraph (a)(1)
/X/  on October 1, 2000 pursuant to paragraph (a)(3)
/ /  75 days after filing pursuant to paragraph (a)(2)
/ /  on ___________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant declares hereby that an indefinite number or amount of its securities has been registered by this Registration Statement.

A Rule 24f-2 Notice for the year ended December 31, 1999 was filed on March 29, 2000.

TOTAL NUMBER OF PAGES _____
EXHIBIT INDEX BEGINS
ON PAGE               _____

                                THE TIMOTHY PLAN
                                  (the "Trust")


                                   PROSPECTUS
                                 October 1, 2000

       This Prospectus offers the following Series ("Funds") of the Trust:

                     THE TIMOTHY PLAN AGGRESSIVE GROWTH FUND
                   THE TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
                      THE TIMOTHY PLAN SMALL-CAP VALUE FUND
                    THE TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
                       THE TIMOTHY PLAN FIXED-INCOME FUND
                       THE TIMOTHY PLAN MONEY MARKET FUND

     And the following Series that invest in the Funds (each a "Portfolio")

                   THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO
                 THE TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO


The Timothy Plan was established to provide an investment alternative for people who want to invest according to certain ethical standards. Each Fund invests in a different market segment, and each Fund has its own investment objectives. However, all the Funds have one thing in common. They do not invest in any company that is involved in the business of alcohol production, tobacco production or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion.

            The Funds are distributed through Timothy Partners, Ltd.
             1304 West Fairbanks Avenue, Winter Park, Florida 32789.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.
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                                                                               3

                                TABLE OF CONTENTS

RISK/RETURN SUMMARY
     The Timothy Plan Aggressive Growth Fund
     The Timothy Plan Large/mid-cap Growth Fund
     The Timothy Plan Small-cap Value Fund
     The Timothy Plan Large/mid-cap Value Fund
     The Timothy Plan Fixed Income Fund
     The Timothy Plan Money Market Fund
     The Timothy Plan Strategic Growth Portfolio
     The Timothy Plan Conservative Growth Portfolio

FEES AND EXPENSES

INVESTING IN THE FUNDS
     Class A Shares
     Class B Shares
     Opening and Adding to Your Account

HOW TO SELL (REDEEM) SHARES

DIVIDENDS AND DISTRIBUTIONS

THE ADVISER & INVESTMENT MANAGERS
     Investment Adviser
     Investment Managers
          For the Aggressive Growth Fund
          For the Large/mid-cap Growth Fund
          For the Small-cap Value Fund
          For the Large/mid-cap Value Fund
          For the Fixed Income and Money Market Funds

PRINCIPAL UNDERWRITER

FEDERAL TAXES

GENERAL INFORMATION

FINANCIAL HIGHLIGHTS

FOR MORE INFORMATION

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                                                                               4

                               RISK/RETURN SUMMARY
================================================================================
The Timothy Plan believes that it has a responsibility to invest in a moral and ethical manner. Accordingly, as a matter of fundamental policy, none of our Funds invest in any company that is involved in the business of alcohol production, tobacco production, or casino gambling, or which are involved, either directly or indirectly, in pornography or abortion. Such companies are referred to throughout this Prospectus as "Excluded Securities". Excluded Securities will not be purchased by any of our Funds. Timothy Partners
Ltd.("TPL") is investment adviser to the Funds, and is responsible for determining those companies that are Excluded Securities.

Because none of our Funds will invest in Excluded Securities, the pool of securities from which each Fund may choose may be limited to a certain degree. Although TPL believes that each Fund can achieve its investment objective within the parameters of ethical investing, eliminating Excluded Securities as investments may have an adverse effect on a Fund's performance. However, "Total Return" is more than just numbers. It is also investing in a way that supports and reflects your beliefs and ideals. Each of our Funds strives to maximize both kinds of total return.

================================================================================

THE TIMOTHY PLAN AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    long-term  growth of capital.  Current  income is not a
                         significant  investment   consideration  and  any  such
                         income  realized will be  considered  incidental to the
                         Fund's investment objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT  o    normally  investing  at least 65% of the  Fund's  total
STRATEGIES:              assets in US common stocks;
                    o    investing in common stocks of companies  without regard
                         to market capitalizations;
                    o    investing  its  assets  in a  limited  number of equity
                         securities  of  companies   which  the  Fund's  Adviser
                         believes show a high probability for superior growth;
                    o    investing  up to 25% of its total  assets  in  "special
                         situation"  securities when the Fund's Adviser believes
                         such  investments  will  benefit  the  Fund.  A special
                         situation  arises when, in the Adviser's  opinion,  the
                         securities of a company will experience an unusual gain
                         or loss solely by reason of a development  particularly
                         or uniquely applicable to that company. Such situations
                         include but are not limited  to:  spin-offs,  corporate
                         restructurings,      liquidations,     reorganizations,
                         recapitalizations  or  mergers,   material  litigation,
                         technological   breakthroughs  and  new  management  or
                         management policies;
                    o    seeking  a  balance  between  investments  in  "special
                         situation"  investments  and  investments  in  large to
                         mid-capitalization equities (in excess of $3 billion in
                         market   capitalization)   with  high  or  accelerating
                         profitability; and
                    o    utilizing a strategy  of short  selling  securities  to
                         reduce  volatility  and  enhance  potential  investment
                         gain.  The Fund limits short sales to not more than 25%
                         of the Fund's total assets.  The Fund may engage in two
                         types of short sales.  Securities may be sold " against
                         the box" or  outright.  A short sale  "against the box"
                         means that  securities  the Fund already owns are sold,
                         but  not  delivered.   Instead,  these  securities  are
                         segregated and pledged against the short position. When
                         the short sale is closed out, the securities  owned are
                         released.  Outright short selling  involves the sale of
                         securities not presently owned by the Fund. If the Fund
                         does not purchase  that security on the same day as the
                         sale,  the security  must be  borrowed.  At the time an
                         outright  short sale is  effected,  the Fund  incurs an
                         obligation to replace the security borrowed at whatever
                         its  price  may be at the time the Fund  purchases  the
                         security for  delivery to the lender.  Any gain or loss
                         on the  transaction  is taxable as a short term capital
                         gain or loss.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIMARY RISKS:      o    GENERAL RISK- As with most other mutual funds,  you can
                         lose  money by  investing  in this Fund.  Share  prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    STOCK MARKET RISK- The Fund is an equity fund, so it is
                         subject to the risks  inherent  in the stock  market in
                         general.  The stock  market is  cyclical,  with  prices
                         generally rising and falling over periods of time. Some
                         of these price cycles can be pronounced  and last for a
                         long time.
                    o    SMALL-CAP  STOCK  RISK-  The Fund  invests  in  smaller
                         companies.    Smaller    companies   are   particularly
                         susceptible  to  price  swings,  because,  due to their
                         size, they often do not have the resources available to
                         them that are available to larger companies.
                    o    EXCLUDED  SECURITY  RISK-  Because  the  Fund  does not
                         invest in Excluded Securities,  the Fund may be riskier
                         than  other  Funds  that  invest in a broader  array of
                         securities.
                    o    SHORT SELLING RISKS- The Fund engages in short selling,
                         which  involves  special  risks  and  requires  special
                         investment  expertise.  Short selling  involves special
                         risks,  and the Fund could at any time suffer a loss if
                         the security sold short should increase in value. Funds
                         that maintain  short  positions  are generally  riskier
                         than funds that do not engage in short sales.  When the
                         Fund engages in short sales, the securities  underlying
                         the transaction are repriced daily, and if the value of
                         the  underlying  securities is not  sufficient to fully
                         cover  the  short,   the  Fund  will  have  to  put  up
                         additional   cash   or   securities   to  make  up  any
                         difference.  This  requirement may result in additional
                         loss to the Fund.
                    o    SPECIAL  SITUATION  RISKS-The  Fund invests in "special
                         situation"   securities,   a  practice  which  involves
                         special   risks   and   requires   special   investment
                         expertise.   Special   situations  often  involve  much
                         greater  risk  than is found in the  normal  course  of
                         investing.  These  risks  result  from  the  subjective
                         nature  of  determining  what a special  situation  is.
                         Liquidations,    reorganizations,    recapitalizations,
                         material  litigation,  technological  breakthroughs and
                         new management or management  policies may not have the
                         effect on a  company's  price that the  Fund's  Advisor
                         expects,  which could  negatively  impact the Fund.  To
                         minimize  these  risks,  the Fund  will not  invest  in
                         special  situations  unless the target  company  has at
                         least three years of continuous  operations  (including
                         predecessors)  or unless  the  aggregate  value of such
                         investments is not greater than 25% of the Fund's total
                         net assets (valued at the time of investment).
                    o    GROWTH RISKS- The Fund invests in companies that appear
                         to  be   growth-oriented   companies.   If  the  Fund's
                         perceptions of a company's  growth potential are wrong,
                         the  securities  purchased may not perform as expected,
                         reducing the Fund's return.
                    o    TEMPORARY DEFENSIVE POSITIONS- Under abnormal market or
                         economic  conditions,  the Fund's  Adviser  may adopt a
                         temporary defensive  investment position in the market.
                         When the Adviser assumes such a position, cash reserves
                         may be a  significant  percentage  (up to  100%) of the
                         Fund's  total net  assets.  During  times when the Fund
                         holds a significant  portion of its net assets in cash,
                         it will not be investing  according  to its  investment
                         objectives and the Fund's performance may be negatively
                         affected as a result.
--------------------------------------------------------------------------------

WHO SHOULD BUY           The Fund is  appropriate  for investors who  understand
THIS FUND?               the risks of  investing in the stock market and who are
                         willing  to  accept   moderate   to  high   amounts  of
                         volatility and risk.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund is being offered for the first time via this Prospectus. Accordingly, performance information about the Fund is not yet available.
================================================================================

THE TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE:    long-term  growth of capital.  Current  income is not a
                         significant  investment   consideration  and  any  such
                         income realized will be considered incidental to the Fund's investment objective.

PRIMARY INVESTMENT  o    normally  investing  at least 65% of the  Fund's  total
STRATEGIES:              assets in US common stocks;
                    o    primarily  investing in equity  securities  with market
                         capitalizations in excess of $5 billion;
                    o    investing in a portfolio of securities which includes a
                         broadly  diversified  number of U.S. equity  securities
                         which  the  Fund's   Adviser   believes   show  a  high
                         probability of superior prospects for above average growth. The Adviser chooses these securities using a "bottoms up" approach of extensively analyzing the financial, management and overall economic conditions of each potential investment.

                         Larger companies, because of their increased management depth, broader market affiliations, and capital resources, offer the potential for long-term growth with reduced risk.
--------------------------------------------------------------------------------

PRIMARY RISKS:      o    GENERAL RISK- As with most other mutual funds,  you can
                         lose  money by  investing  in this Fund.  Share  prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    STOCK MARKET RISK- The Fund is an equity fund, so it is
                         subject to the risks  inherent  in the stock  market in
                         general.  The stock  market is  cyclical,  with  prices
                         generally rising and falling over periods of time. Some
                         of these price cycles can be pronounced  and last for a
                         long time.
                    o    EXCLUDED  SECURITY  RISK-  Because  the  Fund  does not
                         invest in Excluded Securities,  the Fund may be riskier
                         than  other  Funds  that  invest in a broader  array of
                         securities.
                    o    GROWTH RISKS- The Fund invests in companies that appear
                         to  be   growth-oriented   companies.   If  the  Fund's
                         perceptions of a company's  growth potential are wrong,
                         the  securities  purchased may not perform as expected,
                         reducing the Fund's return.
                    o    TEMPORARY DEFENSIVE POSITIONS- Under abnormal market or
                         economic  conditions,  the Fund's  Adviser  may adopt a
                         temporary defensive  investment position in the market.
                         When the Adviser assumes such a position, cash reserves
                         may be a  significant  percentage  (up to  100%) of the
                         Fund's  total net  assets.  During  times when the Fund
                         holds a significant  portion of its net assets in cash,
                         it will not be investing  according  to its  investment
                         objectives and the Fund's performance may be negatively
                         affected as a result.
--------------------------------------------------------------------------------

WHO SHOULD BUY           The Fund is  appropriate  for investors who  understand
THIS FUND?               the risks of  investing in the stock market and who are
                         willing to accept  moderate  amounts of volatility  and
                         risk.
--------------------------------------------------------------------------------

PAST PERFORMANCE

THIS FUND IS BEING OFFERED FOR THE FIRST TIME VIA THIS PROSPECTUS. ACCORDINGLY, PERFORMANCE INFORMATION ABOUT THE FUND IS NOT YET AVAILABLE.

--------------------------------------------------------------------------------

THE TIMOTHY PLAN SMALL-CAP VALUE FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Long-term capital growth, with a secondary objective of
                         current income.
--------------------------------------------------------------------------------

PRIMARY  INVESTMENT      The Fund seeks to achieve its  objectives  by primarily
STRATEGIES               investing   in  US   small-cap   stocks  and   American
                         Depository  Receipts  ("ADRs").  Small-Cap  stocks is a
                         reference  to the common  stock of  smaller  companies-
                         companies   whose  total   market   capitalization   is
                         generally less than $1Billion. ADRs are certificates issued by United States banks to evidence an ownership interest in an underlying non-USA company's stock. ADRs generally trade on United States Stock Exchanges in the same way that American common stock trades.

                         Small-Cap stocks, although more susceptible to price movements, also enjoy growth potential that is often not available for larger companies. As a result, prudent investing in smaller companies can result in greater capital growth than investing in larger companies.
--------------------------------------------------------------------------------

PRIMARY RISKS       o    GENERAL RISK- As with most other mutual funds,  you can
                         lose  money by  investing  in this Fund.  Share  prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    STOCK MARKET RISK- The Fund is an equity fund, so it is
                         subject to the risks  inherent  in the stock  market in
                         general.  The stock  market is  cyclical,  with  prices
                         generally rising and falling over periods of time. Some
                         of these price cycles can be pronounced  and last for a
                         long time.
                    o    SMALL-CAP  STOCK  RISK-  The Fund  invests  in  smaller
                         companies.    Smaller    companies   are   particularly
                         susceptible  to  price  swings,  because,  due to their
                         size, they often do not have the resources available to
                         them that are available to larger companies.
                    o    EXCLUDED  SECURITY  RISK-  Because  the  Fund  does not
                         invest in Excluded Securities,  the Fund may be riskier
                         than  other  Funds  that  invest in a broader  array of
                         securities.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      The Fund is  appropriate  for investors who  understand
FUND?                    the risks of  investing in the stock market and who are
                         willing to accept  moderate  amounts of volatility  and
                         risk.
--------------------------------------------------------------------------------

PAST PERFORMANCE

The bar chart and table below help show the returns and risks of investing in the Fund by showing changes in the Fund's yearly performance over the lifetime of the Fund. They also compare the Fund's performance to the performance of the Russell 2000 Index** during each period. You should be aware that the Fund's past performance may not be an indication of how the Fund will perform in the future.

Performance Bar
Chart and Table
YEAR-BY-YEAR TOTAL RETURNS FOR CLASS A SHARES FOR CALENDAR YEARS ENDING ON 12/31(1)

--------------------------------------------------------------------------------

 25%                                           21.35%
 20%                                           ------
 15%                               12.59%      ------                    12.58%
 10%                   7.93%       ------      ------                    ------
 05%                   ------      ------      ------                    ------
================================================================================
 00%      -------                                          --------
-05%      (2.84%)                                          --------
-10%                                                       --------
-15%                                                       (10.50)%
--------------------------------------------------------------------------------
          1994(1)      1995         1996        1997         1998         1999

Best Quarter:  2nd Qtr   1999    19.88%
Worst Quarter: 3rd Qtr   1998   (23.18)%

AVERAGE ANNUAL TOTAL RETURNS (FOR PERIODS ENDING ON DECEMBER 31, 1999 (1)

                 CLASS A(1)        CLASS B(2)   RUSSELL 2000 INDEX**

One Year          12.58%            11.03%            19.62%
Inception          6.56%(3)          6.67%(4)         15.15%(5)

(1) Class A shares commenced investment operations on March 21, 1994. Total Return Calculation does not reflect sales load.
(2) Class B Shares commenced investment operations on August 25, 1995. Total Return calculation does not reflect redemption fees.
(3)  From March 21, 1994 (Commencement of Investment Operations).
(4)  From August 25, 1995 (Commencement of Investment Operations).
(5)  From March 21, 1994.
================================================================================
** The Russell 2000 Index is a widely recognized, unmanaged index of 2000 small-capitalization companies in the United States. The Index assumes reinvestment of all dividends and distributions and does not reflect any asset-based charges for investment management or other expenses.

THE TIMOTHY PLAN LARGE/MID-CAP VALUE FUND

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     Long-term capital growth, with a secondary objective of
                         current income.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT       The Fund seeks to achieve its  objectives  by primarily
STRATEGIES               investing in US common  stocks and ADRs.  The Fund will
                         normally   invest  in  companies   whose  total  market
                         capitalization exceeds $1 billion.

                         Larger companies, because of their increased management depth, broader market affiliations, and capital resources, offer the potential for long-term growth with reduced risk.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIMARY RISKS       o    GENERAL  RISK- Like with most other mutual  funds,  you
                         can lose money by investing in this Fund.  Share prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    STOCK MARKET RISK- The Fund is an equity fund, so it is
                         subject to the risks  inherent  in the stock  market in
                         general.  The stock  market is  cyclical,  with  prices
                         generally rising and falling over periods of time. Some
                         of these price cycles can be pronounced  and last for a
                         long time.
                    o    MID-CAP  STOCK  RISK-  Although  the  Fund  invests  in
                         companies with greater market  capitalization  than the
                         Small-Cap   Value  Fund,  it  does  invest  in  smaller
                         companies.    Smaller    companies   are   particularly
                         susceptible  to  price  swings,  because,  due to their
                         size, they often do not have the resources available to
                         them that are available to larger companies.
                    o    EXCLUDED  SECURITY  RISK-  Because  the  Fund  does not
                         invest in Excluded Securities,  the Fund may be riskier
                         than  other  Funds  that  invest in a broader  array of
                         securities.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      The Fund is  appropriate  for investors who  understand
FUND?                    the risks of  investing in the stock market and who are
                         willing to accept  moderate  amounts of volatility  and
                         risk.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund commenced investment operations on July 14, 1999. Because it has not yet achieved one full calendar year of investment performance, a bar chart and table are not available.

THE TIMOTHY PLAN FIXED-INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     To generate a high level of current  income  consistent
                         with prudent investment risk.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT       To achieve  its goal,  the Fund  normally  invests in a
STRATEGIES               diversified portfolio of debt securities. These include
                         corporate bonds, U.S.  Government and agency securities
                         and preferred  securities.  The Fund will only purchase
                         securities  for the Fund that are  investment  grade, a
                         rating of at least  "BBB" as rated by  Standard & Poors
                         or a comparable rating by another nationally recognized
                         rating  agency.  The  Fund  may  also  invest  in  debt
                         securities that have not been rated by one of the major
                         rating  agencies,  so  long  as the  Fund's  investment
                         manager  has   determined   that  the  security  is  of
                         comparable credit quality to similar rated securities.

                         In managing its portfolio, the Fund' s investment manager concentrates on sector analysis, industry allocation and securities selection: deciding which types of bonds and industries to emphasize at a given time, and then which individual bonds to buy. The Fund attempts to anticipate shifts in the business cycle in determining types of bonds and industry sectors to target. In choosing individual securities, the Fund seeks out securities that appear to be undervalued within the emphasized industry sector.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIMARY RISKS       o    GENERAL  RISK- Like with most other mutual  funds,  you
                         can lose money by investing in this Fund.  Share prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    INTEREST  RATE RISK- When  interest  rates  rise,  bond
                         prices  fall;  the  higher  the  Fund's  duration  (  a
                         calculation  reflecting time risk,  taking into account
                         both the average  maturity of the Fund's  portfolio and
                         its average coupon return), the more sensitive the Fund
                         is to interest rate risk.
                    o    CREDIT  RISK- The Fund could lose money if any bonds it
                         owns  are  downgraded  in  credit  rating  or  go  into
                         default.  For this reason, the Fund will only invest in
                         investment grade bonds.
                    o    SECTOR  RISK- If certain  industry  sectors or types of
                         securities  don't  perform as well as the Fund expects,
                         the Fund's performance could suffer.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      This Fund is appropriate  for investors who want a high
FUND?                    level of  current  income  and are  willing to accept a
                         minor degree of volatility and risk.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund commenced investment operations on July 14, 1999. Because it has not yet achieved one full calendar year of investment performance, a bar chart and table are not available.
================================================================================

THE TIMOTHY PLAN MONEY MARKET FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE     The  Fund  seeks  a  high   level  of  current   income
                         consistent with the  preservation of capital.  The Fund
                         also  attempts  to maintain a stable net asset value of
                         $1.00.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT       The  Fund   invests   primarily  in   short-term   debt
STRATEGIES               instruments, such as obligations of the U.S. Government
                         and its  agencies,  certificates  of  deposit,  bankers
                         acceptances, commercial paper, and short-term corporate
                         notes.   The  Fund  may  also   invest  in   repurchase
                         agreements. Under normal circumstances, the Fund will not invest in any security with a maturity in excess of 397 days.

                         The Fund will only purchase securities for the Fund that are investment grade. This means that the security has a rating of at least "AA" as rated by Standard & Poors or a comparable rating by another nationally recognized rating agency. The Fund may also invest in debt securities that have not been rated by one of the major rating agencies, so long as the Fund's investment manager has determined that the security is of comparable credit quality to similar rated securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIMARY RISKS            MONEY  MARKET  RISK- An  investment  in the Fund is not
                         insured or guaranteed by the Federal Deposit  Insurance
                         Corporation or any other governmental agency.  Although
                         the Fund seeks to preserve the value of your investment
                         at $1.00 per  share,  it is  possible  to lose money by
                         investing in the Fund.
                         INTEREST  RATE RISK- When  interest  rates  rise,  bond
                         prices  fall;  the  higher  the  Fund's  duration  (  a
                         calculation  reflecting time risk,  taking into account
                         both the average  maturity of the Fund's  portfolio and
                         its average coupon return), the more sensitive the Fund
                         is to interest rate risk.
                         CREDIT  RISK- The Fund could lose money if its holdings
                         are  downgraded  in credit  rating or go into  default.
                         Accordingly,  the Fund will only  invest in  investment
                         grade bonds.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      The Fund is appropriate for investors who are seeking a
FUND?                    high  level  of  current  income  and  preservation  of
                         capital.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund commenced investment operations on July 14, 1999. Because it has not yet achieved one full calendar year of investment performance, a bar chart and table are not available.

TO OBTAIN THE FUND'S CURRENT 7-DAY YIELD, CALL THE FUND TOLL-FREE AT 1-800-662-0201.
================================================================================
In addition to the Funds described above, the Timothy Plan offers two asset allocation funds, The Timothy Plan Strategic Growth Portfolio and the Timothy Plan Conservative Growth Portfolio (the "Portfolios"). Each Portfolio attempts to achieve its investment objective by investing most of its assets in certain of the Funds described above. The Portfolios offer you the opportunity to pursue a variety of specially constructed asset allocation strategies. The Portfolios are designed for long-term investors seeking total return for tax-advantaged retirement and other long-term investment or savings accounts.

THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE     Medium  to high  levels of long  term  capital  growth.
                         Current  income is a  consideration  only to the extent
                         that the  Funds in which  the  Portfolio  invests  seek
                         current income.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT  o    Normally  investing  at least 75% of its net  assets in
STRATEGIES               certain of the Timothy Plan Funds:
                    o    Normally  allocating its investments among the Funds as
                         follows:   20%  of  net  assets  in  the  Timothy  Plan
                         Small-Cap  Value  Fund;  25% of its net  assets  in the
                         Large/Mid-Cap  Value Fund; 35% of its net assets in the
                         Large/Mid-Cap  Growth Fund; and 20% in the Timothy Plan
                         Aggressive Growth Fund;
                    o    Normally  maintaining  the  allocation of its assets as
                         described  above on a continuing  basis as new money is
                         added to the Fund, and  reallocating its investments to
                         maintain  the  allocations  at the end of  each  fiscal
                         quarter, as need;
                    o    Investing  up to 25% of its assets in the Timothy  Plan
                         Money Market and or Fixed Income Funds; and
                    o    Investing its remaining  cash, if any, in short term US
                         Government   Securities,   Money   Market   Securities,
                         Repurchase  Agreements  and other  unaffiliated  mutual
                         funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PRIMARY RISKS       o    GENERAL RISK- As with most other mutual funds,  you can
                         lose money by investing in the Portfolio.  Share prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    PORTFOLIO  RISK- The Portfolio is subject to all of the
                         risks that are  inherent in the  Timothy  Plan Funds in
                         which the Fund invests.
                    o    INTEREST RATE RISK- To the extent that the Fund invests
                         in fixed income securities, the Fund will be exposed to
                         interest  rate risk.  When  interest  rates rise,  bond
                         prices  fall;  the  higher  the  Fund's  duration  (  a
                         calculation  reflecting time risk,  taking into account
                         both the average  maturity of the Fund's  portfolio and
                         its average coupon return), the more sensitive the Fund
                         is to interest rate risk.
                    o    CREDIT  RISK- To the  extent  that the Fund  invests in
                         fixed  income  securities,  the Fund will be exposed to
                         credit risk.  The Fund could lose money if any bonds it
                         owns  are  downgraded  in  credit  rating  or  go  into
                         default.  For this reason, the Fund will only invest in
                         investment grade bonds.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      The   Portfolio  is   appropriate   for  investors  who
                         understand the risks of investing in moderately to very
                         aggressive equity funds, and who wish to allocate their
                         investments   among   multiple   funds  with  a  single
                         investment.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund is being offered for the first time via this Prospectus. Accordingly, performance information about the Fund is not yet available.

--------------------------------------------------------------------------------

THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO
================================================================================

INVESTMENT OBJECTIVE     Moderate  levels of long term capital  growth.  Current
                         income is a secondary objective.
--------------------------------------------------------------------------------

PRIMARY INVESTMENT  o    Normally  investing  at least 75% of its net  assets in
STRATEGIES               certain of the Timothy Plan Funds:
                    o    Normally  allocating its investments among the Funds as
                         follows:   15%  of  net  assets  in  the  Timothy  Plan
                         Small-Cap  Value  Fund;  25% of its net  assets  in the
                         Large/Mid-Cap  Value Fund; 25% of its net assets in the
                         Large/Mid-Cap  Growth Fund; and 25% in the Timothy Plan
                         Fixed Income Fund;
                    o    Normally  maintaining  the  allocation of its assets as
                         described  above on a continuing  basis as new money is
                         added to the Fund, and  reallocating its investments to
                         maintain  the  allocations  at the end of  each  fiscal
                         quarter, as need;
                    o    Investing  up to 25% of its assets in the Timothy  Plan
                         Money Market Fund; and
                    o    Investing its remaining  cash, if any, in short term US
                         Government   Securities,   Money   Market   Securities,
                         Repurchase  Agreements  and other  unaffiliated  mutual
                         funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PRIMARY RISKS       o    GENERAL RISK- As with most other mutual funds,  you can
                         lose money by investing in the Portfolio.  Share prices
                         fluctuate  from day to day,  and  when  you  sell  your
                         shares, they may be worth less than you paid for them.
                    o    PORTFOLIO  RISK- The Portfolio is subject to all of the
                         risks that are  inherent in the  Timothy  Plan Funds in
                         which the Fund invests.
                    o    INTEREST RATE RISK- To the extent that the Fund invests
                         in  the  Fixed  Income  Fund  and  other  fixed  income
                         securities,  the Fund will be exposed to interest  rate
                         risk.  When interest rates rise,  bond prices fall; the
                         higher the Fund's  duration ( a calculation  reflecting
                         time  risk,   taking  into  account  both  the  average
                         maturity of the Fund's portfolio and its average coupon
                         return),  the more  sensitive  the Fund is to  interest
                         rate risk.
                    o    CREDIT RISK- To the extent that the Fund invests in the
                         Fixed  Income Fund and other fixed  income  securities,
                         the Fund will be exposed to credit risk. The Fund could
                         lose  money  if any  bonds it owns  are  downgraded  in
                         credit rating or go into default.  For this reason, the
                         Fund will only invest in investment grade bonds.
--------------------------------------------------------------------------------

WHO SHOULD BUY THIS      The   Portfolio  is   appropriate   for  investors  who
FUND?                    understand the risks of investing in moderately to very
                         aggressive equity funds, and who wish to allocate their
                         investments   among   multiple   funds  with  a  single
                         investment.
--------------------------------------------------------------------------------

PAST PERFORMANCE

This Fund is being offered for the first time via this Prospectus. Accordingly, performance information about the Fund is not yet available.

ADDITIONAL INVESTMENT INFORMATION

Each Fund and Portfolio may, for temporary defensive purposes, invest up to 100% of its assets in obligations of the United States Government, its agencies and instrumentalities, commercial paper, and certificates of deposit and bankers acceptances. When a Fund takes a temporary defensive position, it will not be investing according to its investment objective, and at such times, the performance of the Fund will be different that if it had invested strictly according to its objectives.

In order to achieve its investment objective, each Portfolio typically allocates its assets, within predetermined percentage ranges, among certain of the Funds. Even so, the Portfolios may temporarily exceed one or more of the applicable percentage limits for short periods. The percentages reflect the extent to which each Portfolio will normally invest in the particular market segment represented by each underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Funds. The Adviser may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Funds in accordance with its investment objective, the Adviser's outlook for the economy and the financial markets, and the relative market valuations of the Funds.

In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest, without limit, directly in stocks, bonds and the following short-term instruments:

-- short-term obligations of the U.S. Government, its agencies, instrumentalities, authorities or political subdivisions; -- other short-term debt securities rated A or higher by Moody's or S&P, or if unrated, of comparable quality in the opinion of the Advisor;
================================================================================

-- commercial paper, including master notes;
-- bank obligations, including negotiable certificates of deposit, time deposits and bankers' acceptances; and

-- repurchase agreements.

At the time a Portfolio invests in any commercial paper, bank obligations or repurchase agreements, the issuer must have outstanding debt rated A or higher by Moody's or S & P; the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by S & P; or, if no such ratings are available, the investment must be of comparable quality in the opinion of the Advisor. In addition to purchasing shares of the Funds, a Portfolio may use futures contracts and options in order to remain effectively fully invested in proportions consistent with the Advisor's current asset allocation strategy for the Portfolio. Specifically, each Portfolio may enter into futures contracts and options thereon, provided that the aggregate deposits required on these contracts do not exceed 5% of the Portfolio's total assets. A Portfolio may also use futures contracts and options for bona fide hedging transactions. Futures contracts and options may also be used to reallocate the Portfolio's assets among asset categories while minimizing transaction costs, to maintain cash reserves while simulating full investment, to facilitate trading, to seek higher investment returns, or to simulate full investment when a futures contract is priced attractively or is otherwise considered more advantageous than the underlying security or index. As a fundamental policy, which may not be changed without shareholder vote, each Portfolio will concentrate its investments in shares of the Funds.

ADDITIONAL EXPENSE AND TAX IMPLICATIONS-
Investing in the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Funds. See "Dividends and Distributions" and "Federal Taxes" in this prospectus.

FEES AND EXPENSES
================================================================================

This table describes the fees and expenses you may pay if you buy and hold shares of the Timothy Plan Small-Cap Value Fund ("Small"), Timothy Plan
Large/Mid-cap Value Fund ("Mid"), Timothy Plan Aggressive Growth Fund ("Aggressive"), Timothy Plan Large/Mid-cap Growth Fund ("Large"), Timothy Plan Fixed-Income Fund ("Fixed"), Timothy Plan Strategic Growth Portfolio ("Strategic"), and Timothy Plan Conservative Growth Portfolio ("Conservative").

-------------------------------------------------------------------------------------------------------------
                                                 CLASS A
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
EXPENSES                    SMALL         MID     AGGRESSIVE    LARGE        FIXED    STRATEGIC  CONSERVATIVE
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
ON PURCHASES
(as percentage of            5.50%       5.50%       5.50%       5.50%       4.25%       5.50%       5.50%
offering price)
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE
(as percentage of the        None        None        None        None        None        None        None
lesser of original
purchase price or
redemption proceeds)
-------------------------------------------------------------------------------------------------------------
REDEMPTION FEES*             None        None        None        None        None        None        None
-------------------------------------------------------------------------------------------------------------

EXCHANGE FEES                None        None        None        None        None        None        None
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                 CLASS B
-------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION
EXPENSES                    SMALL         MID     AGGRESSIVE    LARGE        FIXED    STRATEGIC  CONSERVATIVE
-------------------------------------------------------------------------------------------------------------
MAXIMUM SALES CHARGE
ON PURCHASES
(as percentage of            None        None        None        None        None        None        None
offering price)
-------------------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED
SALES CHARGE
(as percentage of the        5.00%       5.00%       5.00%       5.00%       5.00%       5.00%       5.00%
lesser of original
purchase price or
redemption proceeds)
-------------------------------------------------------------------------------------------------------------
REDEMPTION FEES*             None        None        None        None        None        None        None
-------------------------------------------------------------------------------------------------------------
EXCHANGE FEES                None        None        None        None        None        None        None
-------------------------------------------------------------------------------------------------------------

* Firstar Bank, N.A., the Trust's custodian, charges a fee of $9 on redemptions paid by wire transfer.

                                                                              16

-------------------------------------------------------------------------------------------------------------
                                                 CLASS A
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING  EXPENSES
(expenses that are
deducted from Fund          SMALL         MID     AGGRESSIVE    LARGE        FIXED    STRATEGIC  CONSERVATIVE
assets)
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES              0.85%       1.35%       1.35%       1.35%       0.95%       0.15%       0.15
-------------------------------------------------------------------------------------------------------------

SERVICE &
DISTRIBUTION (12B-1)         0.25%       0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
FEES
-------------------------------------------------------------------------------------------------------------

OTHER EXPENSES(1)            1.12%       3.09%       0.75%       0.75%      12.72%       0.69%       0.63%
                            ------      ------      ------      ------      ------      ------      ------
-------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES
(Before Reimbursement        2.22%       4.69%       2.35%       2.35%      13.92%       1.09%       1.03%
                            ======      ======      ======      ======      ======      ======      ======
by Adviser)
-------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES
(After Reimbursement         1.60%       1.60%       2.35%       2.35%       1.35%       1.09%(3)    1.03%(3)
                            ======      ======      ======      ======      ======      ======      ======
by Adviser)
-------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                                                 CLASS B
-------------------------------------------------------------------------------------------------------------
ANNUAL FUND
OPERATING  EXPENSES
(expenses that are
deducted from Fund          SMALL         MID     AGGRESSIVE    LARGE        FIXED    STRATEGIC  CONSERVATIVE
assets)
-------------------------------------------------------------------------------------------------------------
MANAGEMENT FEES              0.85%       1.35%       1.35%       1.35%       0.95%       0.15%       0.15
-------------------------------------------------------------------------------------------------------------

SERVICE &
DISTRIBUTION (12B-1)         1.00%       1.00%       1.00%       1.00%       1.00%       1.00%       1.00%
FEES
-------------------------------------------------------------------------------------------------------------

OTHER EXPENSES(1)            0.87%       3.52%       0.75%       0.75%      12.78%       0.70%       0.63%
                            ------      ------      ------      ------      ------      ------      ------
-------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES
(Before Reimbursement        2.72%       5.87%       3.10%       3.10%      14.73%       1.85%       1.78%
                            ======      ======      ======      ======      ======      ======      ======
by Adviser)
-------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND
OPERATING EXPENSES
(After Reimbursement         2.35%       2.35%       3.10%       3.10%       2.10%       1.85%(3)    1.78%(3)
                            ======      ======      ======      ======      ======      ======      ======
by Adviser)
-------------------------------------------------------------------------------------------------------------

(1) The Large/Mid-Cap Value Fund and the Fixed Income Fund commenced offering Class A shares on July 14, 1999. The Large/Mid-Cap and Fixed Income Funds commenced offering Class B shares on July 15, 1999 and August 5, 1999, respectively. "Other Expenses" represents administrative and other expenses incurred by these Funds during their start-up period. The Aggressive Growth Fund, Large/Mid-Cap Growth Fund, Strategic Growth Portfolio and Conservative Growth Portfolio are being offered for the first time via this prospectus. Accordingly, these fees are estimated.
(2) TPL has agreed to waive receipt of its fees and/or assume certain expenses of the Funds, to the extent possible, to insure that total annual operating expenses do not exceed 1.35% annually for Class A shares of the Fixed Income Fund. TPL has also agreed to waive receipt of its fees and/or assume certain expenses of the Funds, to the extent possible, to insure that total annual operating expenses do not exceed 2.10% annually for Class B shares of the Fixed Income Fund. TPL may terminate its agreement at any time, and will notify you if it does so.
(3) Does not include underlying Fund expenses that the Portfolios bear indirectly.

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE TIMOTHY PLAN MONEY MARKET FUND ("MONEY MARKET"). THE MONEY MARKET FUND OFFERS ONLY NO-LOAD SHARES.

--------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES:         ANNUAL FUND OPERATING  EXPENSES:
--------------------------------------------------------------------------------
MAXIMUM SALES CHARGE ON PURCHASES   NONE  (expenses that are deducted from Fund
(as a percentage of offering price)       assets)
MAXIMUM DEFERRED SALES CHARGES      NONE  MANAGEMENT FEES.                 0.60%
(as a percentage of the lesser of         SERVICE & DISTRIBUTION (12B-1) FEES.
original purchase price or                                                 0.25%
redemption  proceeds)                     OTHER EXPENSES(1)                4.90%
REDEMPTION FEES                     NONE*                                  -----
(as a percentage of amount redeemed)      TOTAL FUND OPERATING EXPENSES.(2)
EXCHANGE Fees                       NONE                                   5.75%
                                                                           -----
                                          (Before Expense Reimbursements)
                                          TOTAL FUND OPERATING EXPENSES    0.85%
                                                                           =====
                                          (After Expense Reimbursements)
--------------------------------------------------------------------------------

(1) The Money Market Fund commenced offering its shares on July 9, 1999. "Other Expenses" represents administrative and other expenses incurred by these Funds during their start-up period.
(2) TPL has agreed to waive receipt of its fees and/or assume certain expenses of the Fund, to the extent possible, to insure that the Fund's total expenses do not exceed 0.85%. TPL may terminate its agreement at any time, and will notify you if it does so.

EXAMPLE:
--------
The hypothetical example below shows what your expenses would be if you invested $10,000 in each Class of shares of each Fund (No-load shares of the Money Market
Fund) for the time periods indicated, reinvested all distributions, and then redeemed all your shares at the end of those periods. The Example assumes that your investment has a 5% return each year and that the Fund's net operating expenses remain the same as in the table above. This example is for comparison only, and does not represent each Fund's actual expenses and returns, either past or future.

------------------------------------------------------------------------------------------------------------------------
                                                     CLASS A SHARES                                              NO-LOAD
------------------------------------------------------------------------------------------------------------------------
                                                                                                                  MONEY
                        SMALL          MID   AGGRESSIVE        LARGE        FIXED    STRATEGIC    CONSERVATIVE    MARKET
------------------------------------------------------------------------------------------------------------------------
One Yr               $    704     $    704     $    776     $    776     $    680     $    655     $    649     $     87
------------------------------------------------------------------------------------------------------------------------
Three Yr             $  1,029     $  1,029     $  1,245     $  1,245     $    955     $    878     $    860     $    272
------------------------------------------------------------------------------------------------------------------------
Five Yr              $  1,376     $  1,376     $  1,740     $  1,740     $  1,251     $  1,122     $  1,091     $    473
------------------------------------------------------------------------------------------------------------------------
Ten Yr               $  2,355     $  2,355     $  3,099     $  3,099     $  2,093     $  1,806     $  1,740     $  1,055
------------------------------------------------------------------------------------------------------------------------

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. A maximum sales charge of 4.25% for the Fixed-Income Fund , and 5.50% for the other Funds and Portfolios (except the Money Market Fund), is included in the expense calculations. The example does not include underlying Fund expenses that the Portfolios bear indirectly.

------------------------------------------------------------------------------------------------------------
                        CLASS B SHARES (WITH REDEMPTION)
------------------------------------------------------------------------------------------------------------
                         SMALL          MID   AGGRESSIVE        LARGE        FIXED   STRATEGIC  CONSERVATIVE
------------------------------------------------------------------------------------------------------------
1 Year                $    741     $    741     $    816     $    816     $    716     $    655     $    649
------------------------------------------------------------------------------------------------------------
3 Years               $  1,053     $  1,053     $  1,272     $  1,272     $    979     $    878     $    860
------------------------------------------------------------------------------------------------------------
5 Years               $  1,371     $  1,371     $  1,739     $  1,739     $  1,246     $  1,122     $  1,091
------------------------------------------------------------------------------------------------------------
10 Years              $  2,697     $  2,697     $  3,423     $  3,423     $  2,442     $  1,806     $  1,740
------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------
                       CLASS B SHARES (WITHOUT REDEMPTION)
------------------------------------------------------------------------------------------------------------
                         SMALL          MID   AGGRESSIVE        LARGE        FIXED   STRATEGIC  CONSERVATIVE
------------------------------------------------------------------------------------------------------------
1 Year                $    239     $    239     $    314     $    314     $    214     $    655     $    649
------------------------------------------------------------------------------------------------------------
3 Years               $    736     $    736     $    960     $    960     $    660     $    878     $    860
------------------------------------------------------------------------------------------------------------
5 Years               $  1,260     $  1,260     $  1,631     $  1,631     $  1,133     $  1,122     $  1,091
------------------------------------------------------------------------------------------------------------
10 Years              $  2,697     $  2,697     $  3,423     $  3,423     $  2,442     $  1,806     $  1,740
------------------------------------------------------------------------------------------------------------

The $9 fee that you would have to pay if you redeemed your shares by wire transfer is not included in these figures. The maximum contingent deferred sales charge for each period is included in the figures showing redemption expenses. The example does not include underlying Fund expenses that the Portfolios bear indirectly.

The following tables set forth the estimated aggregate expenses of the portfolios, including expenses of the underlying funds in which they invest, based upon the expense tables for the Funds set out above. These estimates assume a constant allocation by each Portfolio of its assets in the Funds as described in the Risk/Return Summary. Actual Portfolio expenses may be higher or lower than this example. Based on the assumptions previously stated, you would pay the following combined expenses on a $10,000 investment assuming a 5% annual return and redemption at the end of each period.

--------------------------------------------------------------------------------
                             Total
                            Annual
CLASS A SHARES             Combined
                           Operating      1Year    3 Years    5 Years   10 Years
                           Expenses
--------------------------------------------------------------------------------

Strategic Growth               1.93%     $  735     $1,123     $1,540     $2,680
Portfolio
--------------------------------------------------------------------------------

Conservative Growth            1.80%     $  723     $1,085     $1,477     $2,549
Portfolio
--------------------------------------------------------------------------------

                             Total
CLASS B SHARES              Annual
(with Redemption)          Combined
                           Operating      1Year    3 Years    5 Years   10 Years
                           Expenses
--------------------------------------------------------------------------------

Strategic Growth               2.69%     $  772     $1,135     $1,531     $2,835
Portfolio
--------------------------------------------------------------------------------

Conservative Growth            2.55%     $  758     $1,093     $1,462     $2,698
Portfolio
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             Total
CLASS B SHARES              Annual
(without Redemption)       Combined
                           Operating      1Year    3 Years    5 Years   10 Years
                           Expenses
--------------------------------------------------------------------------------

Strategic Growth               2.69%     $  735     $1,123     $1,540     $2,680
Portfolio
--------------------------------------------------------------------------------

Conservative Growth            2.55%     $  723     $1,085     $1,477     $2,549
Portfolio
--------------------------------------------------------------------------------

                             INVESTING IN THE FUNDS

DETERMINING SHARE PRICES
Shares of each Share Class of each Fund and Portfolio are offered at the public offering price ("POP") for each share Class. The public offering price is each share's next calculated net asset value ("NAV"), plus the applicable sales charge, if any. NAV per share is calculated by adding the value of Fund or Portfolio investments, cash and other assets, subtracting Fund/Portfolio liabilities, and then dividing the result by the number of shares outstanding. Each Fund/Portfolio generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund or Portfolio's Adviser, subject to the review and supervision of the Board of Trustee. Each Fund/Portfolio's per share NAV and public offering price is computed on all days on which the New York Stock Exchange ("NYSE") is open for business, at the close of regular trading hours on the Exchange, currently 4:00 p.m. Eastern time. In the event that the NYSE closes early, the share price will be determined as of the time of closing.

The Timothy Plan Money Market Fund will use the amortized cost method to compute its net asset value. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Fund will not sell securities prior to maturity date except to satisfy redemption requests.

CHOOSING THE CLASS OF SHARES THAT IS BEST FOR YOU
Except for the Money Market Fund, which offers only No-Load Shares, Each Fund and Portfolio offers you a choice of two different share classes in which to invest. The main differences between each share Class are sales charges and ongoing fees. Both Classes of shares in any Fund or Portfolio represent interests in the same portfolio of investments in that Fund or Portfolio. When deciding which Class of shares to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund(s) or Portfolio(s), and the length of time you intend to hold your shares. You should consider, given the length of time you may hold your shares, whether the ongoing expenses of Class B shares will be greater than the front-end sales charge of Class A shares, and to what extent such differences may be offset by the higher dividends on Class A shares. To help you make a determination as to which class of shares to buy, please refer back to the examples of Fund expenses over time in the "Fees And Expenses" Section.

CLASS A SHARES.

Class A shares are offered at their public offering price ("POP"), which is net asset value per share plus the applicable sales charge. The sales charge varies, depending on which Fund or Portfolio you choose and how much you invest. There are no sales charges on reinvested distributions. For all Funds and Portfolios except the Fixed Income Fund and the Money Market Fund, the following sales charges apply:

                         AS A % OF           AS A % OF         DEALER CONCESSION AS A
AMOUNT INVESTED          OFFERING PRICE      AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE
---------------          --------------      ---------------   ----------------------------

$1000 to 24,999          5.50%               5.82%             5.25%
25,000 to 49,999         4.25%               4.44%             4.00%
50,000 to 99,999         3.00%               3.09%             2.75%
100,000 to 249,999       2.00%               2.04%             1.75%
250,000 to 499,999       1.00%               1.01%             0.75%
500,000 and up           0.00%               0.00%             0.00%

The following sales charges apply to the Fixed Income Fund:

                         AS A % OF           AS A % OF         DEALER CONCESSION AS A
AMOUNT INVESTED          OFFERING PRICE      AMOUNT INVESTED   PERCENTAGE OF OFFERING PRICE
---------------          --------------      ---------------   ----------------------------

$1000 to 24,999          4.25%               4.44%             4.00%
25,000 to 49,999         3.25%               3.36%             3.00%
50,000 to 99,999         2.25%               2.30%             2.00%
100,000 to 249,999       1.25%               1.27%             1.00%
250,000 to 499,999       0.75%               0.76%             0.50%
500,000 and up           0.00%               0.00%             0.00%

The Trust's distributor will pay the appropriate dealer concession to those selected dealers who have entered into an agreement with the distributor to sell shares of the Funds and Portfolios. The dealer's concession may be changed from time to time. The distributor may from time to time offer incentive compensation to dealers who sell shares of the Funds and Portfolios subject to sales charges, allowing such dealers to retain an additional portion of the sales load. A dealer who receives 90% or more of the sales load may be deemed to be an "underwriter" under the Securities Act of 1933, as amended.

EXEMPTIONS FROM SALES CHARGES
Class A shareholders who purchased their shares on or before September 22, 1997 are not subject to sales charges on future purchases of Class A shares of any Timothy Plan Fund or Portfolio, including exchanges. Also, the Trust will waive sales charges on purchases of Class A Shares of any Timothy Plan Fund or Portfolio by:

1.   fee-based registered investment advisers for their clients,
2.   broker/dealers with wrap fee accounts,
3.   registered investment advisers or brokers for their own accounts,
4. directors, officers, agents employees and employee related accounts of any entity which provides services to the Timothy Plan pursuant to a written agreement for such services approved by the Board of Trustees of the Timothy Plan, and
5. for an organization's retirement plan that places either (i) 200 or more participants or (ii) $300,000 or more of combined participant initial assets into the Funds.

The Trust may also, at its sole discretion, waive sales charges on purchases of Class A Shares by:

1.   religious organizations for themselves or their members,
2. religiously-based charitable organizations and foundations for themselves or their members, and/or
3.   at times and under circumstances deemed appropriate by the Trust.

For purchasers that qualify for fee waivers, shares will be purchased at net asset value.

REDUCED SALES CHARGES
You may qualify for a reduced sales charge by aggregating the net asset value of all your load shares previously purchased in any Fund with the dollar amount of shares to be purchased. For example, if you already owned Class A or Class B shares in one or more of the Funds with an aggregate net asset value of $450,000, and you decided to purchase an additional $60,000 of Class A shares of any Fund, there would be no sales charge on that purchase because you had accumulated more than $500,000 in all Funds of the Trust.

LETTER OF INTENT
You can immediately qualify for a reduced or eliminated sales charge by signing a non-binding letter of intent stating your intention to buy an amount of shares in the Fund(s) during the next thirteen (13) months sufficient to qualify for the reduction. Your letter will not apply to purchases made more than 90 days prior to the letter. During the term of your letter of intent, the transfer agent will hold in escrow shares representing the highest applicable sales load for the Fund(s) in which you have purchased shares, each time you make a purchase. Any shares you redeem during that period will count against your commitment. If, by the end of your commitment term, you have purchased all the shares you committed to purchase, the escrowed shares will be released to you. If you have not purchased the full amount of your commitment, your escrowed shares will be redeemed in an amount equal to the sales charge that would apply if you had purchased the actual amount in your account(s) all at once. Any escrowed shares not needed to satisfy that charge would be released to you.

CLASS B SHARES
Unlike Class A shares, Class B shares are sold at net asset value, without an initial sales charge. Instead, a Contingent Deferred Sales Charge ("CDSC") is imposed on certain redemptions of Class B shares. This means that all of your initial investment is invested in the Fund(s) or Portfolio(s)of your choice, and you will only incur a sales charge if you redeem shares within five years. In that case, a CDSC may be imposed on your redemption. If a CDSC is imposed, it will be an amount equal to the lesser of the current market value or the cost of the shares redeemed. What this means is that no sales charge is imposed on increases in the net asset value of your shares above their original purchase price. Also, no charge is assessed on shares derived from reinvestment of dividend or capital gains distributions.

The amount of the CDSC, if any, varies depending on the number of years you have held your shares. To determine that time period, all purchases made in any month are aggregated together and deemed to have been made on the last day of the month. For Class B shares of the each Fund and Portfolio, except the Money Market Fund, which does not offer Class B shares, the following CDSC charges apply:

REDEMPTION WITHIN                            CDSC PERCENTAGE

First Year ..................................   5.00%
Second Year .................................   4.00%
Third Year ..................................   3.00%
Fourth Year .................................   2.00%
Fifth Year ..................................   1.00%
Sixth Year and Thereafter ...................   None

When you send a redemption request to the Trust, shares not subject to the CDSC are redeemed first, then shares that have been held the longest, and so on. That way, you will be subject to the smallest charge possible.

CDSC WAIVERS
The CDSC is waived on redemptions of Class B shares (i) following the death or disability (as defined in the Code) of a shareholder (ii) in connection with certain distributions from an IRA or other retirement plan (iii) pursuant to the Trust's Systematic Cash Withdrawal Plan, limited to 10% of the initial value of the account, (iv) pursuant to the right of a Fund to liquidate a shareholder's account.

CONVERSION FEATURE
Class B shares automatically convert to Class A shares once the economic equivalent of a 5.50% sales charge is recovered by the Fund or Portfolio for each investment account. The sales charge is recoverable by the Fund or Portfolio through the distribution fees paid under each Fund/Portfolio's Plan of Distribution for its Class B shares. Class B shares converting to Class A shares are not subject to additional sales charges.

DISTRIBUTION FEES
The Trust has adopted distribution and shareholder servicing plans (the "Distribution Plans"), pursuant to Rule 12b-1 under The Investment Company Act of 1940, as amended (the "1940 Act"), by Class of Shares, for each Fund and Portfolio. The Distribution Plans provide for fees to be deducted from the average net assets of the Funds and Portfolios in order to compensate TPL or others for expenses relating to the promotion and sale of shares of each Fund and Portfolio.

Under the Class A Plan, the Class A shares of each Fund/Portfolio compensate TPL and others for distribution expenses at a maximum annual rate of 0.25% (of which, the full amount may be service fees), payable on a monthly basis, of each Fund's average daily net assets attributable to Class A shares.

Under the Class B Plan, the Class B Shares of the Fund/Portfolio compensate TPL and others for distribution and service fees at an annual rate of 1.00% (0.25% of which is a service fee) payable on a monthly basis, of each Fund/Portfolio's average daily net assets attributable to Class B shares. Amounts paid under the Class B Plan are paid to TPL and others to compensate them for services provided and expenses incurred in the distribution of Class B shares, including the paying of commissions for sales of Class B shares. The Class B Plan is designed to allow investors to purchase Class B shares without incurring a front-end sales load and to permit the distributor to compensate authorized dealers for selling such shares. Accordingly, the Class B Plan combined with the CDSC for Class B shares is to provide for the financing of the distribution of Class B shares. 12b-1 service fees payable on Class B shares will be paid to TPL for the first thirteen months after the shares are purchased.

OPENING AND ADDING TO YOUR ACCOUNT
You can invest directly in each Fund/Portfolio by mail, by wire transfer, or through broker-dealers or other financial organizations. Simply choose the one that is most convenient for you. You may also invest in the Fund/Portfolios through an automatic payment plan. Any questions you may have can be answered by calling 1-800-662-0201.

Payments for Fund/Portfolio shares should be in U.S. dollars, and in order to avoid fees and delays, should be drawn on a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund/Portfolio shares. The minimum initial investment amount for each Fund/Portfolio, in any Class of shares, is $1,000.00 for regular accounts. There is no minimum purchase requirement for additional purchases, and there is no minimum purchase requirement for qualified retirement plans.

TO OPEN AN ACCOUNT BY MAIL
To make your initial investment in the Fund/Portfolios, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund or Portfolio of your choice, and mail the Form and check to:

                                The Timothy Plan
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

To make subsequent purchases, simply make a check payable to the Fund or Portfolio of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.

Your purchase order, if accompanied by payment, will be processed upon receipt by Unified Fund Services, Inc., the Fund's Transfer Agent. If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the Fund/Portfolio's POP calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the POP determined as of the close of regular trading on the next business day.

PURCHASING SHARES BY WIRE TRANSFER
To make an initial purchase of shares by wire transfer, you need to take the following steps:

1. Fill out and mail or fax (317-266-8756 fax #) an Account Application to the Transfer Agent
2.   Call 1-800-662-0201 to inform us that a wire is being sent.
3.   Obtain an account number from the Transfer Agent.
4.   Ask your bank to wire funds to the account of:

Firstar Bank, N.A.
Cinti/Trust, ABA # 0420-0001-3
Credit:  The Timothy Plan
Acct. # 488889866  (Small-Cap Value Fund)
        821602174  (Large/Mid-Cap Value Fund
        821602182  (Fixed Income Fund)
        821602208  (Money Market Fund)
        821602---  (Aggressive Growth Fund)
        821602---  (Large/Mid-Cap Growth Fund)
        821602---- (Strategic Growth Portfolio)
        821602---- (Conservative Growth Portfolio)
For further credit to (Your Name and Account #)

Include your name(s), address and taxpayer identification number or Social Security number on the wire transfer instructions. The wire should state that you are opening a new Fund account.

The Trust allows investors to fax an application to the Transfer Agent as a convenience for the investor. However, if you fax your application to the Transfer Agent, you must also mail the original to the Transfer Agent for the Trust's permanent files.

To make subsequent purchases by wire, ask your bank to wire funds using the instructions listed above, and be sure to include your account number on the wire transfer instructions.

If you purchase Fund/Portfolio shares by wire, you must complete and file an Account Registration Form with the Transfer Agent before any of the shares purchased can be redeemed. Either fill out and mail the Application Form included with this prospectus, or call the transfer agent and they will send you an application. You should contact your bank (which will need to be a commercial bank that is a member of the Federal Reserve System) for information on sending funds by wire, including any charges that your bank may make for these services.

PURCHASES THROUGH FINANCIAL SERVICE ORGANIZATIONS
You may purchase shares of the Fund/Portfolios through participating brokers, dealers, and other financial professionals. Simply call your investment professional to make your purchase. If you are a client of a securities broker or other financial organization, such organizations may charge a separate fee for administrative services in connection with investments in Fund/Portfolio shares and may impose account minimums and other requirements. These fees and requirements would be in addition to those imposed by the Fund/Portfolio. If you are investing through a securities broker or other financial organization, please refer to its program materials for any additional special provisions or conditions that may be different from those described in this Prospectus (for example, some or all of the services and privileges described may not be available to you). Securities brokers and other financial organizations have the responsibility of transmitting purchase orders and funds, and of crediting their customers' accounts following redemptions, in a timely manner in accordance with their customer agreements and this Prospectus.

PURCHASING SHARES BY AUTOMATIC INVESTMENT PLAN
You may purchase shares of the Fund/Portfolios through an Automatic Investment Plan ("Plan"). The Plan provides a convenient way for you to have money deducted directly from your checking, savings, or other accounts for investment in shares of the Fund/Portfolios. You can take advantage of the Plan by filling out the Automatic Investment Plan application, included with this Prospectus. You may only select this option if you have an account maintained at a domestic financial institution which is an Automated Clearing House member for automatic withdrawals under the Plan. The Trust may alter, modify, amend or terminate the Plan at any time, and will notify you at least 30 days in advance if it does so. For more information, call the Transfer Agent at 1-800-662-0201.

RETIREMENT PLANS
Retirement plans may provide you with a method of investing for your retirement by allowing you to exclude from your taxable income, subject to certain limitations, the initial and subsequent investments in your plan and also allowing such investments to grow without the burden of current income tax until moneys are withdrawn from the plan. Contact your investment professional or call the Trust at 1-800 TIM-PLAN to receive information concerning your options.

OTHER PURCHASE INFORMATION
Federal regulations require that you provide a certified taxpayer identification number whenever you open or reopen an account. Congress has mandated that if any shareholder fails to provide and certify to the accuracy of the shareholder's social security number or other taxpayer identification number, the Company will be required to withhold a percentage, currently 31%, of all dividends, distributions and payments, including redemption proceeds, to such shareholder as a backup withholding procedure.

For economy and convenience, share certificates will not be issued.

The Timothy Plan wants you to be kept current regarding the status of your account in our Fund/Portfolio(s). To assist you, the following statements and reports will be sent to you:

Confirmation             Statements  After every  transaction  that affects your
                         account balance or your account registration.

Account Statements       Quarterly.

Financial Reports        Semi-annually -- to reduce Fund expenses, only one copy
                         of the Fund report will be mailed to each taxpayer identification number even if you have more than one account in the Fund.

                        HOW TO SELL (REDEEM) YOUR SHARES

You may sell (redeem) your shares at any time. You may request the sale of your shares either by mail, by telephone or by wire.

BY MAIL
Sale requests should be mailed via U.S. mail or overnight courier service to:

                                The Timothy Plan
                         c/o Unified Fund Services, Inc.
                          431 North Pennsylvania Street
                           Indianapolis, Indiana 46204

The selling price for No-Load and Class A shares being redeemed will be the Fund/Portfolio's per share net asset value next calculated after receipt of all required documents in Good Order. The selling price for Class B shares being redeemed will be the Fund/Portfolio's per share net asset value next calculated after receipt of all required documents in Good Order, less any applicable CDSC. Payment of redemption proceeds will be made no later than the third business day after the valuation date unless otherwise expressly agreed by the parties at the time of the transaction.

Good Order means that the request must include:

1.   Your account number.
2. The number of shares to be sold (redeemed) or the dollar value of the amount to be redeemed.
3. The signatures of all account owners exactly as they are registered on the account.
4.   Any required signature guarantees.
5. Any supporting legal documentation that is required in the case of estates, trusts, corporations or partnerships and certain other types of accounts.

SIGNATURE GUARANTEES --
A signature guarantee of each owner is required to redeem shares in the following situations, for all size transactions:

(i)  if you change the ownership on your account;
(ii) when you want the redemption proceeds sent to a different address than is registered on the account;
(iii)if the proceeds are to be made payable to someone other than the account's owner(s);
(iv) any redemption transmitted by federal wire transfer to your bank; and
(v) if a change of address request has been received by the Trust or Unified Fund Services Inc. within 15 days previous to the request for redemption.

In addition, signature guarantees are required for all redemptions of $25,000 or more from any Fund/Portfolio shareholder account. A redemption will not be processed until the signature guarantee, if required, is received in Good Order.

Signature guarantees are designed to protect both you and the Trust from fraud. To obtain a signature guarantee, you should visit a bank, trust company, member of a national securities exchange or other broker-dealer, or other eligible guarantor institution. (Notaries public cannot provide signature guarantees.) Guarantees must be signed by an authorized person at one of these institutions, and be accompanied by the words "Signature Guarantee."

BY TELEPHONE
You may redeem your shares in the Fund/Portfolio(s) by calling the Transfer Agent at 1-800-662-0201 if you elected to use telephone redemption on your account application when you initially purchased shares. Redemption proceeds must be transmitted directly to you or to your pre-designated account at a domestic bank.

Shares purchased by check for which a redemption request has been received will not be redeemed until the check or payment received for investment has cleared.

BY AUTOMATED CLEARING HOUSE ("ACH")
You may request the redemption proceeds be transferred to your designated bank if it is a member bank or a correspondent of a member bank of the ACH system. There is no fee charged by the Trust. ACH redemption requests must be received by the transfer agent before 4:00p.m. New York time to receive that day's closing net assets value. ACH redemptions will be sent on the day following your redemption request. ACH redemption funds are normally available two days after the redemption has been processed.

REDEMPTION AT THE OPTION OF THE TRUST
If the value of the shares in your account falls to less than $1000, the Trust may notify you that, unless your account is increased to $1000 in value, it will redeem all your shares and close the account by paying you the redemption proceeds and any dividends and distributions declared and unpaid at the date of redemption. You will have sixty days after notice to bring the account up to $1000 before any action is taken. This minimum balance requirement does not apply to IRAs and other tax-sheltered investment accounts. This right of redemption shall not apply if the value of your account drops below $1000 as the result of market action. The Trust reserves this right because of the expense to the Fund of maintaining very small accounts.

                           DIVIDENDS AND DISTRIBUTIONS

Dividends paid by each Fund/Portfolios are derived from its net investment income. Net investment income will be distributed at least annually. The Fund's net investment income is made up of dividends received from the stocks it holds, as well as interest accrued and paid on any other obligations that might be held in its portfolio.

Each Fund realizes capital gains when it sells a security for more than it paid for it. The Fund may make distributions of its net realized capital gains (after any reductions for capital loss carry forwards), generally, once a year.

Unless you elect to have your distributions paid in cash, your distributions will be reinvested in additional shares of the Fund. You may change the manner in which your dividends are paid at any time by writing to The Timothy Plan, c/o Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204.

                  THE INVESTMENT ADVISER & INVESTMENT MANAGERS

INVESTMENT ADVISER

Timothy Partners Ltd., (" TPL"), 1304 West Fairbanks Avenue, Winter Park, Florida, 32789, is a Florida limited partnership organized on December 6, 1993 and is registered with the Securities and Exchange Commission as an investment adviser. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the investment managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the Adviser to the Funds since their inceptions.

Covenant Funds, Inc., a Florida corporation ("CFI"), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 70% shareholder of CFI. Mr. Ally has over eighteen years experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an investment manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.

For its services, TPL is paid an annual fee equal to 0.85% on the Small-Cap Value Fund, 1.35% on the Large/Mid-Cap Value Fund, 1.35% on the Aggressive Growth Fund, 1.35% on the Large/Mid-Cap Growth Fund, 0.95% on the Fixed-Income Fund, 0.60% on the Money Market Fund, and 0.15% on the Strategic Growth Portfolio and Conservative Growth Portfolio.

TPL, with the Trust's consent, has engaged the services of the following entities to provide day-to-day investment advisory services to certain of the Funds. TPL pays all fees charged by the investment managers for such services.

INVESTMENT MANAGERS

AGGRESSIVE GROWTH FUND
Rittenhouse Financial Services, Inc. ("Rittenhouse"), One Radnor Corporate Center, Radnor, PA 19087, serves as investment manager to the Aggressive Growth Fund under a written agreement with TPL. Rittenhouse selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Rittenhouse has served as investment adviser to certain of the Nuveen Funds, and currently manages assets in excess of $____ billion. Rittenhouse has been providing investment services to mutual funds and other clients since
-------.

LARGE/MID-CAP GROWTH FUND
Provident Investment Counselors, Inc. ("Provident"), 123 Any Street, Los Angeles, CA 11111, serves as investment manager to the Large/Mid-Cap Growth Fund under a written agreement with TPL. Provident selects the investments for the Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

Provident has served as investment adviser to certain of the __________ Funds, and currently manages assets in excess of $____ billion. Provident has been providing investment services to mutual funds and other clients since
-------.

SMALL-CAP VALUE FUND
Awad Asset Management, Inc. ("Awad"), a wholly-owned subsidiary of Raymond James Financial, Inc., a diversified financial services firm traded on the New York Stock Exchange, is the investment manager for the Small-Cap Value Fund. Awad has offices at 250 Park Avenue, New York, New York 10177. Awad selects the investments for the Small-Cap Value Fund's portfolio, subject to the investment restrictions of the Trust and under the supervision of TPL.

James D. Awad, Dan Veru and Carol Egan make up the team responsible for managing the day-to-day investments for the Fund. James Awad is the Senior Investment Officer of the investment manager. Prior to forming Awad Asset Management, Inc., Mr. Awad was founder and president of BMI Capital. He also managed assets at Neuberger & Berman, Channing Management and First Investment Corp. Mr. Awad has been involved either full or part-time in the investment business since 1965.

Awad & Associates has served as investment manager to the Fund since January 1, 1997. It also serves as investment co-adviser to two other investment companies:
Heritage Small-Cap Stock Fund and Calvert New Vision Small-Cap Fund. As of December 31, 1999, Awad & Associates managed in excess of $1 billion in assets.

In choosing the securities in which to invest, the Awad uses extensive fundamental analysis to develop earnings forecasts and to identify attractive investment opportunities relative to market valuation. Individual companies are scrutinized concerning their individual growth prospects and their competitive positions within their respective industries. Individual company analysis focuses upon the outlook for sales, profit margins, returns on capital, cash flow and earnings per share.

LARGE/MID-CAP VALUE FUND
Fox Asset Management, Inc. ("Fox"), 44 Sycamore Avenue, Little Silver, NJ 07739, is responsible for the investment and reinvestment of the Mid-Cap Value Fund's assets. Mr. J. Peter Skirkanich, President and majority shareholder of Fox, is responsible for the day-to-day recommendations regarding the investment of the Fund's portfolio. Fox was founded in 1987 and offers investment advice and services to individuals, institutions, trusts, charities and regulated investment companies. As of December 31, 1999, Fox managed approximately $2.2 billion in assets.

Mr. Skirkanich is the founder of the firm, serves as chairman of the firm's investment committee, and is the firm's controlling shareholder, with an approximate holding of 73% of the firm's outstanding stock. Mr. Skirkanich was formerly Managing Director of Dreman Value Management, Inc., an investment counseling firm. Prior to that, he was a Vice President of Investments at Kidder, Peabody & Company and Shearson/American Express, where he managed individual and corporate accounts for twelve years. He began his investment career as an analyst with Prudential Bache Securities.

Prior to embarking on his investment career, Mr. Skirkanich served three years with the U.S. State Department and two years with Ernst & Whinney in both the tax and audit areas. Mr. Skirkanich is a graduate of the Wharton School, University of Pennsylvania. Currently he serves as a trustee on the Board of Overseers for the School of Engineering and Applied Sciences at the University. By gubernatorial appointment, he also serves as a member of the State Investment Council for the State of New Jersey.

FIXED-INCOME FUND AND MONEY MARKET FUND
Carr & Associates, Inc.("Carr"), 150 Broadway, Suite 509, New York, New York, serves as investment manager to the Fixed Income and Money Market Funds. Carr was founded by Michael F. Carr in 1989 and has provided investment advisory services to institutional and individual investors since that time. Each of the Firm's co-principals is a Chartered Financial Analyst with over 38 years of investment industry experience.

Michael F. Carr, President and Chief Investment Officer for the Firm, is responsible for the day to day recommendations regarding the investment of the
Funds' portfolios. Mr. Carr has spent his entire 40 year career in the investment industry. Immediately prior to founding the firm, Mr. Carr was a Senior Vice President of Shearson Lehman Hutton. Mr. Carr is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the New York Society of Security Analysts. A graduate of the University of Notre Dame, Mr. Carr received his Masters of Business Administration degree from New York University.

                              PRINCIPAL UNDERWRITER

Timothy Partners Ltd.. ("TPL") acts as principal underwriter for the Trust. The purpose of acting as an underwriter is to facilitate the registration of the Funds' shares under state securities laws and to assist in the sale of shares. TPL also acts as Investment Adviser to the Trust. TPL is not compensated for providing underwriting services to the Trust.

                                  FEDERAL TAXES

The Trust intends to qualify and maintain its qualification as a "regulated investment company" under the Internal Revenue Code (hereafter the "Code"), meaning that to the extent a fund's earnings are passed on to shareholders as required by the Code, the Trust itself is not required to pay federal income taxes on the earnings. Accordingly, each Fund will pay dividends and make such distributions as are necessary to maintain its qualification as a regulated investment company under the Code.

Before you purchase shares of any Fund, you should consider the effect of both dividends and capital gain distributions that are expected to be declared or that have been declared but not yet paid. When the Fund makes these payments, its share price will be reduced by the amount of the payment, so that you will in effect have paid full price for the shares and then received a portion of your price back as a taxable dividend distribution.

The Trust will notify you annually as to the tax status of dividend and capital gains distributions paid by the Funds. Such dividends and capital gains may also be subject to state and local taxes.

You may realize a taxable gain or loss when redeeming shares of a Fund depending on the difference in the prices at which you purchased and sold the shares.

Because your state and local taxes may be different than the federal taxes described above, you should see your tax adviser regarding these taxes.

                               GENERAL INFORMATION

Total return for the Funds may be calculated on an average annual total return basis or an aggregate total return basis. Average annual total return reflects the average annual percentage change in value of an investment over the measuring period. Aggregate total return reflects the total percentage change in value of an investment over the measuring period. Both measures assume the reinvestment of dividends and distributions.

Total return of each Fund or Portfolio may be compared to those of mutual funds with similar investment objectives and to bond, stock or other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor mutual fund performance.

                              FINANCIAL HIGHLIGHTS

The financial highlights tables and performance graphs presented below are intended to help you understand each Fund's financial performance since it commenced investment operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund, and for a particular share class of a Fund (assuming reinvestment of all dividends and distributions) for the time periods indicated. This information has been audited By Tait, Weller & Baker, whose report, along with each Fund's financial statements, are included in the Trust's annual report, dated December 31, 1999, which is available without charge upon request.


                          SMALL-CAP VALUE FUND, CLASS A SHARES
--------------------------------------------------------------------------------------
                        PERIOD     PERIOD     PERIOD     PERIOD     PERIOD    PERIOD
PER SHARE OPERATING      ENDED      ENDED      ENDED      ENDED      ENDED     ENDED
PERFORMANCE            12/31/99   12/31/98   12/31/97   12/31/96   12/31/95  12/31/94*
--------------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD     $10.89     $12.25     $11.24     $10.07     $ 9.66    $10.00
--------------------------------------------------------------------------------------
Income from Investment Operations
  Net Investment Income  (0.02)      0.01       0.02       0.10       0.11      0.06
  Net Gains (losses) on
    Securities (Realized
    & Unrealized)         1.39      (1.30)      2.37       1.17       0.66     (0.34)
--------------------------------------------------------------------------------------
Total from Investment     1.37      (1.29)      2.39       1.27       0.77     (0.28)
                          ----      -----       ----       ----       ----     -----
Operations
--------------------------------------------------------------------------------------
Less Distributions
  From Net Investment
    Income                0.00      (0.07)      0.00      (0.10)     (0.11)    (0.06)
  From Net Capital Gains  0.00       0.00)     (1.38)      0.00      (0.25)     0.00
                        ------     ------     ------     ------     ------    ------
Total Distributions       0.00      (0.07)     (1.38)     (0.10)     (0.36)    (0.06)
--------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
PERIOD                  $12.26     $10.89     $12.25     $11.24     $10.07    $ 9.66
--------------------------------------------------------------------------------------
TOTAL RETURN (A)         12.58%    (10.50)%    21.35%     12.59%      7.93%    (2.84)%
--------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------
Net Assets, End of Period
(in 000s)               $13,377    $13,287    $11,208    $7,760     $6,133    $2,217
--------------------------------------------------------------------------------------

                                                                              30

--------------------------------------------------------------------------------------
Ratio of Expenses to
Average Net Assets
  Before Expense
    Reimbursements        2.22%      2.09%      2.75%      3.70%      5.84%     6.44%(B)
  After Expense
    Reimbursements        1.60%      1.60%      1.60%      1.60%      1.60%     1.60%(B)
--------------------------------------------------------------------------------------
Ratio of Net Investment
Income (loss) to Average
Net Assets
  Before Expense
    Reimbursements       (0.82)%    (1.15)%    (0.90)%    (1.05)%    (2.96)%   15.49%(B)
  After Expense
    Reimbursements       (0.20)%    (0.66)%     0.25%      1.05%      1.28%     1.53%(B)
--------------------------------------------------------------------------------------

Portfolio Turnover Rate  78.79%     69.42%    136.36%     93.08%     34.12%     8.31%
--------------------------------------------------------------------------------------

*    Class A Shares commenced investment operations on March 21, 1994.
(A)  Total Return Calculation does not reflect Sales Load.
(B)  Annualized.


                          SMALL-CAP VALUE FUND, CLASS B SHARES
--------------------------------------------------------------------------------
                              PERIOD     PERIOD     PERIOD     PERIOD     PERIOD
PER SHARE OPERATING            ENDED      ENDED      ENDED      ENDED      ENDED
PERFORMANCE                 12/31/99   12/31/98   12/31/97   12/31/96   12/31/95
--------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD          $10.70     $12.13     $11.22     $10.08     $10.49
--------------------------------------------------------------------------------
Income from Investment
Operations
Net Investment Income         (0.11)     (0.07)     (0.03)      0.07       0.11
Net Gains (losses) on
  Securities (Realized &
  Unrealized)                  1.29      (1.29)      2.32       1.14      (0.16)
--------------------------------------------------------------------------------
Total from Investment
  Operations                   1.18      (1.36)      2.29       1.21      (0.05)
--------------------------------------------------------------------------------
Less Distributions
From Net Investment Income     0.00      (0.07)     (1.38)      0.00      (0.25)
From Net Capital Gains         0.00       0.00       0.00      (0.07)     (0.11)
                             ------     ------     ------     ------     ------
Total Distributions            0.00      (0.07)     (1.38)     (0.07)     (0.36)
                             ------     ------     ------     ------     ------
--------------------------------------------------------------------------------
NET ASSET VALUE, END
OF PERIOD                    $11.88     $10.70     $12.13     $11.22     $10.08
--------------------------------------------------------------------------------
TOTAL RETURN (A)              11.03%   (11.18)%     20.50%     11.98%    (0.46)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net Assets, End of Period
  (in 000s)                   $14,351    $14,114    $11,389    $3,929     $  620
--------------------------------------------------------------------------------
Ratio of Expenses to Average
Net Assets
  Before Expense
     Reimbursements            2.72%      2.84%      3.41%      4.30%     6.44%B
  After Expense
     Reimbursements            2.35%      2.35%      2.26%      2.20%     2.20%B
--------------------------------------------------------------------------------
Ratio of Net Investment Income
(loss) to Average Net Assets
  Before Expense
     Reimbursements          (1.34)%    (1.90)%    (1.56)%      1.65%     3.56%B
  After Expense
     Reimbursements          (0.97)%    (1.41)%    (0.41)%      0.45%     0.68%B
--------------------------------------------------------------------------------
Portfolio Turnover Rate       78.79%     69.42%    136.36%     93.08%     34.12%
--------------------------------------------------------------------------------
*    Class B Shares commenced investment operations on August 25, 1995.
(A)  Total return calculation does not include redemption fee.
(B)  Annualized

LARGE/MID-CAP VALUE FUND
PERIOD ENDING 12/31/99
--------------------------------------------------------------------------------
                                                        CLASS A       CLASS B
PER SHARE OPERATING PERFORMANCE                        SHARES (1)    SHARES (2)
--------------------------------------------------------------------------------
NET ASSET VALUE
BEGINNING OF PERIOD                                   $    10.00     $    10.00
--------------------------------------------------------------------------------
Income from Investment
Operations
Net Investment Income                                       0.02           0.02
Net Gains (losses) on
  Securities (Realized
  & Unrealized)                                            (0.30)         (0.62)
--------------------------------------------------------------------------------
Total from Investment
  Operations                                               (0.28)          0.60)

--------------------------------------------------------------------------------
Less Distributions
From Net Investment Income                                 (0.02)         (0.02)
From Net Capital Gains                                     (0.02)         (0.02)
Total Distributions                                        (0.04)         (0.04)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                        $     9.68      $     9.36
--------------------------------------------------------------------------------
TOTAL RETURN                                           (3.28)%(3)     (4.78)%(4)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period                             $  845,879      $  524,605
--------------------------------------------------------------------------------

Ratio of Expenses to Average
Net Assets
  Before Expense
    Reimbursements(5)                                       4.69%          5.87%
  After Expense
    Reimbursements(5)                                       1.60%          2.35%
--------------------------------------------------------------------------------
Ratio of Net Investment Income
(loss) to Average Net Assets
  Before Expense
    Reimbursements(5)                                      (2.34)%       (2.34)%
  After Expense
    Reimbursements(5)                                       0.75%          1.15%
--------------------------------------------------------------------------------
Portfolio Turnover Rate                                     8.02%          8.02%
--------------------------------------------------------------------------------
(1) For the Period July 14, 1999 (Commencement of Operations) through December 31, 1999.
(2) For the Period July 15, 1999 (Commencement of Operations) through December 31, 1999.
(3)  Does not reflect sales charge.
(4)  Does not reflect redemption fees.
(5)  Annualized.

FIXED INCOME FUND
PERIOD ENDING 12/31/99
--------------------------------------------------------------------------------
                                                  CLASS A            CLASS B
PER SHARE OPERATING PERFORMANCE                  SHARES (1)         SHARES (2)
--------------------------------------------------------------------------------

NET ASSET VALUE BEGINNING OF PERIOD             $      10.00      $      10.00
--------------------------------------------------------------------------------

Income from Investment
Operations
    Net Investment Income                               0.12              0.15
    Net Gains (losses) on  Securities
      (Realized  & Unrealized)                         (0.18)            (0.22)
--------------------------------------------------------------------------------
Total from Investment Operations                       (0.06)            (0.07)
                                                ------------      ------------
--------------------------------------------------------------------------------
Less Distributions
    From Net Investment Income                          0.00              0.00
    From Net Capital Gains                             (0.13)            (0.13)
                                                ------------      ------------
Total Distributions                                    (0.13)            (0.13)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                  $       9.81      $       9.80
--------------------------------------------------------------------------------

TOTAL RETURN                                      (0.42)%(3)         (0.92)%(4)
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period                       $    124,062      $    243,086
--------------------------------------------------------------------------------

Ratio of Expenses to Average Net Assets
    Before Expense Reimbursements(5)                  13.92%            14.73%

    After Expense Reimbursements(5)                    1.35%             2.10%
--------------------------------------------------------------------------------

Ratio of Net Investment Income
  (loss) to Average Net Assets
    Before Expense Reimbursements(5)                  (9.88)%           (2.20)%
    After Expense Reimbursements(5)                    2.70%            10.42%

--------------------------------------------------------------------------------

Portfolio Turnover Rate                               21.25%            21.25%
--------------------------------------------------------------------------------

(1) For the Period July 14, 1999 (Commencement of Operations) through December 31, 1999.

(2) For the Period August 5, 1999 (Commencement of Operations) through December 31, 1999.

(3)  Does not reflect sales charge.

(4)  Does not reflect redemption fees.

(5)  Annualized.

MONEY MARKET FUND
PERIOD ENDING 12/31/99
--------------------------------------------------------------------------------
                                                                     NO-LOAD
PER SHARE OPERATING PERFORMANCE                                     SHARES (1)
--------------------------------------------------------------------------------

NET ASSET VALUE BEGINNING OF PERIOD                               $       1.00
--------------------------------------------------------------------------------
Income from Investment Operations
    Net Investment Income                                                 0.02
    Net Gains (losses) on Securities
      (Realized & Unrealized)                                             0.00
--------------------------------------------------------------------------------
Total from Investment Operations                                          0.02
                                                                  ------------
--------------------------------------------------------------------------------
Less Distributions
    From Net Investment Income                                            0.00
    From Net Capital Gains                                               (0.02)
                                                                  ------------
Total Distributions                                                      (0.02)
--------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD                                    $       1.00
--------------------------------------------------------------------------------

TOTAL RETURN (2)                                                          1.78%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period                                         $    760,184
--------------------------------------------------------------------------------

Ratio of Expenses to Average Net Assets
    Before Expense Reimbursements(3)                                      5.75%
    After Expense Reimbursements(3)                                       0.85%
--------------------------------------------------------------------------------

Ratio of Net Investment Income (loss)
  to Average Net Assets
    Before Expense Reimbursements(3)                                     (0.73)%
    After Expense Reimbursements(3)                                       4.17%
--------------------------------------------------------------------------------

(1) For the Period July 9, 1999 (Commencement of Operations) through December 31, 1999.

(2)  Not Annualized.

(3)  Annualized.

FOR MORE INFORMATION

Additional information about the Trust is available in the Trust's annual report to shareholders, dated December 31, 1999 and its semi-annual report to shareholders, dated June 31, 1999. In the Trust's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Trust's performance during its last year of operations.

STATEMENT OF ADDITIONAL                         BY MAIL:
INFORMATION (SAI)
                                                The Timothy Plan.
The SAI contains more detailed                  c/o Unified Fund Services, Inc.
Information on all aspects of the               431 North Pennsylvania Street
Trust.  A current SAI, dated May 1,             Indianapolis, Indiana  46204
2000, has been filed with the SEC
and is incorporated by reference                BY PHONE: 1-800-626-0201
into this prospectus.
                                                ON THE INTERNET:
                                                www.timothyplan.com

A copy of your requested document(s) will be mailed to you within three days of your request.

Information about the Fund (including the SAI) can also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information concerning the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Fund is also available on the SEC's EDGAR database at the SEC's web site (www.sec.gov ). Copies of this information can be obtained, after paying a duplicating fee, by electronic request (publicinfo@sec.gov), or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.

                                The Timothy Plan
                           Investment Company Act No.
                                    811-08228

                       STATEMENT OF ADDITIONAL INFORMATION

                                THE TIMOTHY PLAN

               A Delaware Business Trust and registered investment management company offering the following series:


                     THE TIMOTHY PLAN AGGRESSIVE GROWTH FUND
                   THE TIMOTHY PLAN LARGE/MID-CAP GROWTH FUND
                      THE TIMOTHY PLAN SMALL-CAP VALUE FUND
                    THE TIMOTHY PLAN LARGE/MID-CAP VALUE FUND
                       THE TIMOTHY PLAN FIXED-INCOME FUND
                       THE TIMOTHY PLAN MONEY MARKET FUND
                                       AND
                   THE TIMOTHY PLAN STRATEGIC GROWTH PORTFOLIO
                 THE TIMOTHY PLAN CONSERVATIVE GROWTH PORTFOLIO



                                 OCTOBER 1, 2000

--------------------------------------------------------------------------------
                             Timothy Partners, Ltd.
                           1304 West Fairbanks Avenue
                           Winter Park, Florida 32789
                                 (800) 846-7526
--------------------------------------------------------------------------------

This Statement of Additional Information is in addition to and supplements the current Prospectus of The Timothy Plan (the "Trust"), dated October 1, 2000, which prospectus offers eight separate investment series, The Timothy Plan Aggressive Growth Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, The Timothy Plan Strategic Growth Portfolio, and The Timothy Plan Conservative Growth Portfolio.

THE TIMOTHY PLAN (the "Trust") is registered with the Securities and Exchange Commission as an open-end management investment company, and currently has registered and offers eleven separate series of shares to the public:

The Timothy Plan Aggressive Growth Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, and The Timothy Plan Fixed-Income Fund (referred to herein as the "Timothy Funds") currently each offers two classes of shares: Class A, and Class B.

The Timothy Plan Strategic Growth Portfolio, and The Timothy Plan Conservative Growth Portfolio (referred to herein as the "Portfolios") currently each offers two classes of shares: Class A, and Class B.

The Timothy Plan Money Market Fund (referred to herein as the "Money Market Fund") offers a single class of shares of the Trust without any sales charges.

This statement of additional information is not a prospectus but supplements and should be read in conjunction with the Timothy Plan, dated October 1, 2000. Copies of the prospectuses may be obtained from the Trust without charge by writing the Trust at 1304 West Fairbanks Avenue, Winter Park, Florida 32789 or by calling the Trust at (800) 846-7526. Retain this statement of additional information for future reference.

TABLE OF CONTENTS

THE TIMOTHY PLAN......................................................

THE TIMOTHY PLAN - INVESTMENTS........................................

INVESTMENT RESTRICTIONS...............................................

INVESTMENT ADVISER....................................................

INVESTMENT MANAGERS...................................................

PRINCIPAL
UNDERWRITER...........................................................

ADMINISTRATOR.........................................................

ALLOCATION OF PORTFOLIO BROKERAGE.....................................

PURCHASE OF SHARES....................................................

     Tax-Deferred Retirement Plans....................................

REDEMPTIONS...........................................................

OFFICERS AND TRUSTEES OF THE TRUST....................................

DISTRIBUTION PLANS....................................................

TAXATION..............................................................

GENERAL INFORMATION...................................................

     Audits and Reports...............................................

     Miscellaneous....................................................

PERFORMANCE...........................................................

     Comparisons and Advertisements...................................

FINANCIAL STATEMENTS..................................................

                                THE TIMOTHY PLAN

The Timothy Plan ("Trust") was organized as a Delaware business trust, and is a mutual fund company of the type known as an open-end management investment company. It is authorized to create an unlimited number of series of shares (each a "Fund" or "Portfolio") and an unlimited number of share classes within each series. A mutual fund permits an investor to pool his or her assets with those of others in order to achieve economies of scale, take advantage of professional money managers and enjoy other advantages traditionally reserved for large investors. The Trust currently offers eleven series: The Timothy Plan Aggressive Growth Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Small-Cap Value Fund, The Timothy Plan Large/Mid-Cap Value Fund, The Timothy Plan Fixed-Income Fund, the Timothy Plan Money Market Fund, The Timothy Plan Strategic Growth Portfolio, The Timothy Plan Conservative Growth Portfolio, Timothy Plan Small-Cap Variable Series, the Timothy Plan Large/Mid-Cap Variable Series, and The Timothy Plan Fixed-Income Variable Series. The shares of each series are fully paid and non-assessable. They are entitled to such dividends and distributions as may be paid with respect to the shares and shall be entitled to such sums on liquidation of the Fund or Portfolio as shall be determined. Other than these rights, they have no preference as to conversion, exchange, dividends, retirement or other features and have no preemption rights. There are three Classes of shares offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class B shares are offered with a contingent deferred sales charge that declines over a period of years and ongoing service and distribution fees; and; No-Load shares are offered without sales charges or ongoing service/distribution fees (Timothy Plan Money Market Fund, Timothy Plan Small-Cap Variable Series, the Timothy Plan Large/Mid-Cap Variable Series, and The Timothy Plan Fixed-Income Variable Series only).

Shareholder meetings will not be held unless required by Federal or State law or in connection with an undertaking given by the Fund (See Statement of Additional Information).

                         THE TIMOTHY PLAN - INVESTMENTS

Each Fund/Portfolio seeks to achieve its objectives by making investments selected in accordance with that Fund/Portfolio's investment restrictions and policies. Each Fund/Portfolio will vary its investment strategy as described in the Prospectus to achieve its objectives. This Statement of Additional Information contains further information concerning the techniques and operations of the Fund/Portfolios, the securities in which they will invest, and the policies they will follow.

THE TIMOTHY FUNDS issue two classes of shares (Class A and Class B) that invest in the same portfolio of securities. Class A and Class B shares differ with respect to sales structure and 12b-1 Plan expenses.

THE TIMOTHY MONEY MARKET FUND offers a single class of shares, the No-load class.

Each Fund has its own investment objectives and policies, and each invests in its own portfolio of securities. Each Fund seeks to achieve its stated objectives by investing in securities issued by companies which, in the opinion of the Funds' Adviser, conduct business in accordance with the stated philosophy and principles of the Funds. The following information supplements the information provided in each Fund's Prospectus.

COMMON STOCK Common stock is defined as shares of a corporation that entitle the holder to a pro rata share of the profits of the corporation, if any, without a preference over any other shareholder or class of shareholders, including holders of the corporation's preferred stock and other senior equity. Common stock usually carries with it the right to vote, and frequently, an exclusive right to do so. Holders of common stock also have the right to participate in the remaining assets of the corporation after all other claims, including those of debt securities and preferred stock, are paid.

PREFERRED STOCK Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the issuer of the stock is liquidated. Unlike common stock, preferred stock does not usually have voting rights; preferred stock, in some instances, is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the issuer's Board of Trustees. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the Board of Trustees. There is, however, no assurance that dividends will be declared by the Board of Trustees of issuers of the preferred stocks in which the Funds invest.

CONVERTIBLE SECURITIES Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security to some extent varies inversely with interest rates. While providing a fixed-income stream (generally higher in yield than the income derivable from a common stock but lower than that afforded by a non-convertible debt security), a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, the Funds may be required to pay for a convertible security an amount in excess of the value of the underlying common stock. Common stock acquired by the Funds upon conversion of a convertible security will generally be held for so long as the advisor or investment manager anticipates such stock will provide the Funds with opportunities which are consistent with the Funds' investment objectives and policies.

WARRANTS A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the issuer's capital stock at a set price for a specified period of time.

AMERICAN DEPOSITORY RECEIPTS ("ADRs"). ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. The Funds may purchase ADRs whether they are "sponsored" or "unsponsored". "Sponsored" ADRs are issued jointly by the issuer of the underlying security and a depository. "Unsponsored" ADRs are issued without participation of the issuer of the deposited security. The Funds do not consider any ADRs purchased to be foreign. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR. ADRs may result in a withholding tax by the foreign country of source which will have the effect of reducing the income distributable to shareholders. Because each Fund will not invest more than 50% of the value of its total assets in stock or securities issued by foreign corporations, it will be unable to pass through the foreign taxes that Fund pays (or is deemed to pay) to shareholders under the Internal Revenue Code of 1986, as amended (the "Code").

PORTFOLIO TURNOVER It is not the policy of any of the Funds to purchase or sell securities for short-term trading purposes, but the Funds may sell securities to recognize gains or avoid potential for loss. The Funds will, however, sell any portfolio security (without regard to the time it has been held) when the investment advisor believes that market conditions, credit-worthiness factors or general economic conditions warrant such a step. The Portfolios invest the majority of their assets in certain of the Funds, and are required to maintain certain investment ratios, which are adjusted at least quarterly. As a result, portfolio turnover for the Portfolios could be substantial and could cause the Funds to also experience additional turnover problems. The portfolio turnover rate for each Fund and Portfolio is set forth in the table below:

---------------------------------------------------------------------------
          FUND                  1996          1997         1998       1999
---------------------------------------------------------------------------
Small-Cap Value Fund           93.08%        136.36%      69.42%    78.79%
---------------------------------------------------------------------------
Large/Mid Cap Value Fund          N/A            N/A         N/A     8.02%
---------------------------------------------------------------------------
Fixed Income Fund                 N/A            N/A         N/A    21.25%
---------------------------------------------------------------------------
Money Market Fund                 N/A            N/A         N/A       N/A
---------------------------------------------------------------------------
Aggressive Growth Fund            N/A            N/A         N/A       N/A
---------------------------------------------------------------------------
Large/Mid-Cap Growth              N/A            N/A         N/A       N/A
Fund
---------------------------------------------------------------------------
Strategic Growth                  N/A            N/A         N/A       N/A
Portfolio
---------------------------------------------------------------------------
Conservative Growth               N/A            N/A         N/A       N/A
Portfolio
---------------------------------------------------------------------------

The Timothy Plan Large/Mid-Cap Value Fund, the Timothy Plan Fixed-Income Fund, and The Timothy Plan Money Market Fund commenced investment operations in 1999. The Timothy Plan Aggressive Growth Fund, The Timothy Plan Large/Mid-Cap Growth Fund, The Timothy Plan Strategic Growth Portfolio and The Timothy Plan Conservative Growth Portfolio commenced investment operations on October 1, 2000.

High portfolio turnover would involve additional transaction costs (such as brokerage commissions) which are borne by the Funds, or adverse tax effects. (See "Dividends, Distributions and Taxes" in each Fund's Prospectus.)

                             INVESTMENT RESTRICTIONS

In addition to those set forth in the Funds' current Prospectuses, the Funds have adopted the Investment Restrictions set forth below, which are fundamental policies of each Fund, and which cannot be changed without the approval of a majority of the outstanding voting securities of each Fund. As provided in the Investment Company Act of 1940, as amended (the "1940 Act"), a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (i) more than 50% of the outstanding shares, or (ii) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. These investment restrictions provide that each Fund will not:

(1)  issue senior securities;

(2) engage in the underwriting of securities except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a portfolio security;

(3) purchase or sell real estate or interests therein, although the Small-Cap Value Fund, the Large/Mid-Cap Value Fund, the Small-Cap Variable Series and the Large/Mid-Cap Variable Series may each purchase securities of issuers which engage in real estate operations;

(4) invest for the purpose of exercising control or management of another company;

(5) purchase oil, gas or other mineral leases, rights or royalty contracts or exploration or development programs, except that the Small-Cap Value Fund, the Large/Mid-Cap Value Fund, the Small-Cap Variable Series and the Large/Mid-Cap Variable Series may each invest in the securities of companies which invest in or sponsor such programs;

(6) invest more than 25% of the value of the Fund's total assets in one particular industry, except for temporary defensive purposes;

(7) make purchases of securities on "margin", or make short sales of securities, provided that each Fund may enter into futures contracts and related options and make initial and variation margin deposits in connection therewith; and

(8) invest in securities of any open-end investment company, except that each Fund may purchase securities of money market mutual Funds, but such investments in money market mutual Funds may be made only in accordance with the limitations imposed by the 1940 Act and the rules thereunder, as amended. But in no event may a Fund purchase more than 10% of the voting securities, or more than 10% of any class of securities, of another investment company. For purposes of this restriction, all outstanding fixed income securities of an issuer are considered a single class.

(9) as to 75% of a Fund's total assets, invest more than 5% of its assets in the securities of any one issuer. (This limitation does not apply to cash and cash items, or obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities)

(10) purchase or sell commodities or commodity futures contracts, other than those related to stock indexes.

(11) make loans of money or securities, except (I) by purchase of fixed income securities in which a Fund may invest consistent with its investment objectives and policies; or (ii) by investment in repurchase agreements.

(12) invest in securities of any company if any officer of trustee of the Funds or TPL owns more than 0.5% of the outstanding securities of such company and such officers and trustees, in the aggregate, own more than 5% of the outstanding securities of such company.

(13) borrow money, except that each Fund may borrow from banks (I) for temporary or emergency purposes in an amount not exceeding of the Fund's assets or
     (ii) to meet redemption requests that might otherwise require the untimely disposition of portfolio securities, in an amount not to exceed 33% of the value of the Fund's total assets (including the amount borrowed) at the time the total assets, the Fund will not purchase securities. Interest paid on borrowing will reduce net income.

(14) pledge, mortgage hypothecate, or otherwise encumber its assets, except in an mount up to 33% of the value of its net assets, but only to secure borrowing for temporary or emergency purposes, such as to effect redemptions, or

(15) purchase the securities of any issuer, if, as a result, more than 10% of the value of a Fund's net assets would be invested in securities that are subject to legal or contractual restrictions on resale ("restricted securities"), in securities for which there is no readily available market quotations, or in repurchase agreements maturing in more than 7 days, if all such securities would constitute more than 10% of a Fund's net assets.

So long as percentage restrictions are observed by a Fund at the time it purchases any security, changes in values of particular Fund assets or the assets of the Fund as a whole will not cause a violation of any of the foregoing restrictions.

The investment restrictions set forth below have been adopted by the Strategic Growth Portfolio and the Conservative Growth Portfolio as fundamental policies.

     Each of the Strategic Growth and Conservative Growth Portfolios May Not:

1. purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (except this shall not prevent the Fund from purchasing or selling options or futures contracts or from investing in securities or other instruments backed by physical commodities);

2. purchase or sell real estate including limited partnership interests, although it may purchase and sell securities of companies that deal in real estate and may purchase and sell securities that are secured by interests in real estate;

3. make loans to any person, except loans of portfolio securities to the extent that no more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or repurchase agreements;

4. (i) purchase more than 10% of any class of the outstanding voting securities of any issuer (except other investment companies as defined in the 1940 Act) and (ii) purchase securities of an issuer (except obligations of the U.S. Government and its agencies and instrumentalities and securities of other investment companies as defined in the 1940 Act) if as a result, with respect to 75% of its total assets, more than 5% of the Portfolio's total assets, at market value, would be invested in the securities of such issuer.

5. issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission;

6. will not borrow, except from banks for temporary or emergency (not leveraging) purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities in an aggregate amount not exceeding 30% of the value of the Portfolio's total assets (including the amount borrowed) at the time the borrowing is made; and whenever borrowings by a Portfolio, including reverse repurchase agreements, exceed 5% of the value of a Portfolio's total assets, the Portfolio will not purchase any securities;

7. underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the 1933 Act in the disposition of restricted securities; and

8. write or acquire options or interests in oil, gas or other mineral exploration or development programs.

ADDITIONAL CONSIDERATIONS FOR SHAREHOLDERS OF THE PORTFOLIOS

     A Portfolio will not be able to offset gains realized by one Fund in which such Portfolio invests against losses realized by another Fund in which such Portfolio invests. The Portfolio's use of a fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.

     Depending on a Portfolio's percentage ownership in an underlying Fund both before and after a redemption, a Portfolio's redemption of shares of such Fund may cause the Portfolio to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Portfolio's tax basis in the shares of the underlying Fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amounts of the distribution. This could cause shareholders of the Portfolio to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying Funds directly.

     Although a Portfolio may itself be entitled to a deduction for foreign taxes paid by the International Growth Fund, the Portfolio will not be able to pass any such credit or deduction through its own shareholders.

                               INVESTMENT ADVISER

The Trust has entered into an advisory agreement with Timothy Partners, Ltd.(TPL), effective January 19, 1994, as amended August 28, 1995, September 1, 1997, May 1, 1999, and October 1, 2000 for the provision of investment advisory services on behalf of the Trust to each Fund and Portfolio, subject to the supervision and direction of the Trust's Board of Trustees.

TPL further has voluntarily undertaken to waive its advisory fee and reimburse expenses on behalf of certain Funds to the extent normal operating expenses (including investment advisory fees but excluding interest, taxes, brokerage fees, commissions and extraordinary charges) exceed certain percentages for those Funds. The percentages for each Fund are set forth in the Funds' Prospectus. TPL may terminate its undertaking at any time by written notice to the Board. You will be notified if TPL exercises such a right.

The Investment Advisory Agreement is initially effective for two years. The Investment Advisory Agreement may be renewed after its initial term only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms of the renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement will terminate automatically in the event of its assignment.

The table below sets forth the investment advisory fees payable to TPL for the last three years for each of the Trust's Funds and Portfolios. The table also sets forth the amounts reimbursed to each Fund by TPL pursuant to its voluntary commitment to limit Fund expenses.

---------------------------------------------------------------------------
           FUND                     1997             1998           1999
---------------------------------------------------------------------------
SMALL-CAP VALUE FUND
IA Fees Payable to TPL              $142,990         $215,187     $220,068
Amount Reimbursed by TPL          ($193,945)       ($124,004)   ($129,595)
---------------------------------------------------------------------------
LARGE/MID-CAP VALUE FUND
IA Fees Payable to TPL                   N/A              N/A       $3,228
Amount Reimbursed by TPL                 N/A              N/A    ($12,527)
---------------------------------------------------------------------------

FIXED INCOME FUND
IA Fees Payable to TPL                   N/A              N/A         $689
Amount Reimbursed by TPL                 N/A              N/A    ($14,206)
---------------------------------------------------------------------------
MONEY MARKET FUND
IA Fees Payable to TPL                   N/A              N/A         $973
Amount Reimbursed by TPL                 N/A              N/A     ($8,025)
---------------------------------------------------------------------------
AGGRESSIVE GROWTH FUND
IA Fees Payable to TPL                   N/A              N/A          N/A
Amount Reimbursed by TPL                 N/A              N/A          N/A
---------------------------------------------------------------------------
LARGE/MID-CAP GROWTH FUND
IA Fees Payable to TPL                   N/A              N/A          N/A
Amount Reimbursed by TPL                 N/A              N/A          N/A
---------------------------------------------------------------------------
STRATEGIC GROWTH PORTFOLIO
IA Fees Payable to TPL                   N/A              N/A          N/A
Amount Reimbursed by TPL                 N/A              N/A          N/A
---------------------------------------------------------------------------
CONSERVATIVE GROWTH
PORTFOLIO                                N/A              N/A          N/A
IA Fees Payable to TPL                   N/A              N/A          N/A
Amount Reimbursed by TPL
---------------------------------------------------------------------------

The  Aggressive  Growth  Fund,   Large/Mid-Cap  Growth  Fund,  Strategic  Growth
Portfolio and Conservative Growth Portfolio had not commenced operations prior to December 31, 1999, so no advisory fees were payable to TPL.

                               INVESTMENT MANAGERS

Pursuant to an agreement between TPL, the Trust and Awad & Associates ("Awad"), dated January 1, 1997, as amended May 1, 1998 (the "Sub-Investment Advisory Agreement"), Awad provides advice and assistance to TPL in the selection of appropriate investments for Small-Cap Value Fund and the Small-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to each Fund, Awad receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL, the Trust and Carr & Associates, Inc. ("Carr"), dated May 1, 1999 (the "Sub-Investment Advisory Agreement"), Carr provides advice and assistance to TPL in the selection of appropriate investments for Fixed-Income Fund, Money Market Fund and the Fixed-Income Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fixed-Income Fund and Fixed-Income Variable series, Carr receives from TPL an annual fee at a rate equal to 0.20% of the average net assets of each Fund. As compensation for its services with respect to the Money Market Fund, Carr receives from TPL an annual fee at a rate equal to 0.08% of the average net assets of the Fund.

Pursuant to an agreement between TPL, the Trust and Fox Asset Management, Inc. ("Fox"), dated May 1, 1999 (the "Sub-Investment Advisory Agreement"), Fox
provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Value Fund and the Large/Mid-Cap Variable Series, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to each Fund, Fox receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL, the Trust and Rittenhouse Financial Services, Inc. ("Rittenhouse"), dated October 1, 2000 (the "Sub-Investment Advisory Agreement"), Rittenhouse provides advice and assistance to TPL in the selection of appropriate investments for the Aggressive Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fund, Rittenhouse receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

Pursuant to an agreement between TPL, the Trust and Provident Investment Counselors, Inc. ("Provident"), dated October 1, 2000 (the "Sub-Investment Advisory Agreement"), Provident provides advice and assistance to TPL in the selection of appropriate investments for the Large/Mid-Cap Growth Fund, subject to the supervision and direction of the Funds' Board of Trustees. As compensation for its services, with respect to the Fund, Provident receives from TPL an annual fee at a rate equal to 0.42% of the first $10 million in assets of the Fund; 0.40% of the next $5 million in assets; 0.35% of the next $10 million in assets; and 0.25% of assets over $25 million.

The Sub-Investment Advisory Agreements are each initially effective for two years. The Agreements may be renewed by the parties after their initial terms only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Trust, and only if the terms of renewal thereof have been approved by the vote of a majority of the Trustees of the Trust who are not parties thereto or interested persons of any such party, cast in person at the meeting called for the purpose of voting on such approval. The Sub-Investment Advisory Agreements will terminate automatically in the event of their assignment.

                              PRINCIPAL UNDERWRITER

Effective July 1, 1997, Timothy Partners, Ltd. (TPL), 1304 West Fairbanks Avenue, Winter Park, Florida 32789, acts as an underwriter of the Timothy Funds' and the Timothy Variable Funds' shares for the purpose of facilitating the registration of shares of the Funds under state securities laws and to assist in sales of shares pursuant to an underwriting agreement (the "Underwriting Agreement") approved by the Fund's Trustees. TPL is not compensated for providing underwriting services to the Funds.

In that regard, TPL has agreed at its own expense to qualify as a broker/dealer under all applicable federal or state laws in those states which the Funds shall from time to time identify to TPL as states in which it wishes to offer its shares for sale, in order that state registrations may be maintained by the Funds.

TPL is a broker/dealer registered with the U.S. Securities and Exchange Commission and is a member in good standing of the National Association of Securities Dealers, Inc.

The Funds and Portfolios shall continue to bear the expense of all filing or registration fees incurred in connection with the registration of shares under state securities laws.

The Underwriting Agreement may be terminated by either party upon 60 days' prior written notice to the other party.

                                  ADMINISTRATOR

Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204 ("Unified"), provides Transfer Agent, Fund Accounting and certain Administrative services to the Trust pursuant to an Administrative Services Agreement dated July 1, 1999.

Under the Administrative Services Agreement, Unified: (1) coordinates with the Custodian and performs Transfer Agent services to the Funds; (2) coordinates with, and monitors, any third parties furnishing services to the Funds; (3)
provides the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions; (4) supervises the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law; (5) prepares or supervises the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law;
(6) prepares and, after approval by the Funds, files and arranges for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law; (7) reviews and submits to the officers of the Funds for their approval invoices or other requests for payment of the Funds' expenses and instructs the Custodian to issue checks in payment thereof; and (8) takes such other action with respect to the Funds as may be necessary in the opinion of Unified to perform its duties under the agreement.

Prior to July 1, 1999, Declaration Service Company, 555 North Lane, Suite 6160, Conshohoken, PA 19428, served as the Administrator. For the Trust's fiscal years ended December 31, 1997, 1998, and 1999, the Trust paid $ 65,386, $113,738, and
$146,604 respectively, for Administration fees.

                        ALLOCATION OF PORTFOLIO BROKERAGE

The Adviser and/or Investment Manager, when effecting the purchases and sales of portfolio securities for the account of the Fund/Portfolios, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges if reasonable in relation to brokerage and research services provided to the Fund/Portfolios or the Investment Manager by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information on the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Fund/Portfolios' Investment Manager may use research and services provided to it by brokers and dealers in servicing all its clients; however, not all such services will be used by the Investment Manager in connection with the Funds. Brokerage may also be allocated to dealers in consideration of the each Fund's share distribution but only when execution and price are comparable to that offered by other brokers.

TPL, through the Investment Managers, is responsible for making the Fund/Portfolios ' portfolio decisions subject to instructions described in the Prospectus. The Board of Trustees may however impose limitations on the allocation of portfolio brokerage.

Securities held by one Fund may also be held by another Fund or other accounts for which TPL or the Investment Manager serves as an advisor, or held by TPL or the Investment Manager for their own accounts. If purchases or sales of securities for a Fund or other entities for which they act as investment advisor or for their advisory clients arise for consideration at or about the same time, transactions in such securities will be made, insofar as feasible, for the respective entities and clients in a manner deemed equitable to all. To the extent that transactions on behalf of more than one client of TPL or Investment Manager during the same period may increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price.

On occasions when TPL or an Investment Manager deems the purchase or sale of a security to be in the best interests of one Fund or more Funds or other accounts, they may to the extent permitted by applicable laws and regulations, but will not be obligated to, aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for the other Fund or accounts in order to obtain favorable execution and lower brokerage commissions. In that event, allocation of the securities purchased or sold, as well as the expenses incurred in the transaction, will be made by an Investment Manager in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and to such other accounts. In some cases this procedure may adversely affect the size of the position obtainable for a Fund.

The Board of Trustees of the Trust periodically reviews the brokerage placement practices of the Investment Managers on behalf of the Fund/Portfolios, and reviews the prices and commissions, if any, paid by the Fund/Portfolios to determine if they were reasonable.

                               PURCHASE OF SHARES

The shares of the Timothy Fund/Portfolios are continuously offered by the distributor. Orders will not be considered complete until receipt by the distributor of a completed account application form, and receipt by the Custodian of payment for the shares purchased. Once both are received, such orders will be confirmed at the next determined net asset value per share, plus the applicable sales load for Class A shares (based upon valuation procedures described in the Prospectus), as of the close of business of the business day on which the completed order is received, normally 4 o'clock p.m. Eastern Time. Completed orders received by the Fund/Portfolios after 4 o'clock p.m. will be confirmed at the next day's price.

TAX-DEFERRED RETIREMENT PLANS

Shares of the Timothy Fund/Portfolios are available to all types of tax-deferred retirement plans such as Individual Retirement Accounts (IRA's), employer-sponsored defined contribution plans (including 401(k) plans) and tax-sheltered custodial accounts described in Section 403(b)(7) of the Internal Revenue Code. Qualified investors benefit from the tax-free compounding of income dividends and capital gains distributions. The Timothy Fund/Portfolios sponsor an IRA. Individuals, who are not active participants (and, when a joint return is filed, who do not have a spouse who is an active participant) in an employer maintained retirement plan are eligible to contribute on a deductible basis to an IRA account. The IRA deduction is also retained for individual taxpayers and married couples with adjusted gross incomes not in excess of certain specified limits. All individuals who have earned income may make nondeductible IRA contributions to the extent that they are not eligible for a deductible contribution. Income earned by an IRA account will continue to be tax deferred.

A special IRA program is available for employers under which the employers may establish IRA accounts for their employees in lieu of establishing tax qualified retirement plans. Known as SEP-IRA's (Simplified Employee Pension-IRA), they free the employer of many of the record keeping requirements of establishing and maintaining a tax qualified retirement plan trust.

If you are entitled to receive a distribution from a qualified retirement plan, you may rollover all or part of that distribution into the Timothy Fund/Portfolios' IRA. Your rollover contribution is not subject to the limits on annual IRA contributions. You can continue to defer Federal income taxes on your contribution and on any income that is earned on that contribution.

The Timothy Fund/Portfolios also sponsor 403(b)(7) Retirement Plans. The Fund/Portfolios offer a plan for use by schools, hospitals, and certain other tax-exempt organizations or associations who wish to use shares of the Timothy Fund/Portfolios as a funding medium for a retirement plan for their employees (the "403(b)(7) Plan"). Contributions are made to the 403(b)(7) Plan as a reduction to the employee's regular compensation. Such contributions, to the extent they do not exceed applicable limitations (including a generally applicable limitation of $9,500 per year), are excludable from the gross income of the employee for Federal Income tax purposes.

The Timothy Fund/Portfolios also offer a Roth IRA. While contributions to a Roth IRA are not currently deductible, the amounts within the accounts accumulate tax-free and qualified distributions will not be included in a shareholder's taxable income. The contribution limit is $2,000 annually ($4,000 for joint returns) in aggregate with contributions to traditional IRAs. Certain income phaseouts apply.

In all these Plans, distributions of net investment income and capital gains will be automatically reinvested.

All the foregoing retirement plan options require special plan documents. Please call the Timothy Plan at (800) TIM-PLAN (800-846-7526) to obtain information regarding the establishment of retirement plan accounts. In the case of IRAs and 403(b)(7) Plans, Semper Trust Company acts as the plan custodian and charges $12.00 per account in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You should consult with your attorney or other tax advisor for specific advice prior to establishing a plan.

                                   REDEMPTIONS

The redemption price will be based upon the net asset value per share (subject to any applicable CDSC for Class B shares) next determined after receipt of the redemption request, provided it has been submitted in the manner described below. The redemption price may be more or less than your cost, depending upon the net asset value per share at the time of redemption. Class B shares of the Timothy Fund/Portfolios may be redeemed through certain brokers, financial institutions or service organizations, banks and bank trust departments who may charge a transaction fee or other fee for their services at the time of redemption. Such fees would not otherwise be charged if the shares were purchased directly from the Timothy Fund/Portfolios.

Payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Funds reserve the right to suspend the right of redemption, or to postpone the date of payment upon redemption beyond seven days: (i) for any period during which the NYSE is restricted, (ii) for any period during which an emergency exists as determined by the U.S. Securities and Exchange Commission as a result of which disposal of securities owned by the Funds is not reasonably predictable or it is not reasonably practicable for the Funds fairly to determine the value of its net assets, or
(iii) for such other periods as the U.S. Securities and Exchange Commission may by order permit for the protection of shareholders of the Funds.

Pursuant to the Trust's Agreement and Declaration of Trust, payment for shares redeemed may be made either in cash or in-kind, or partly in cash and partly in-kind. However, the Trust has elected, pursuant to Rule 18f-1 under the 1940 Act, to redeem its shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Trust, during any 90-day period for any one shareholder. Payments in excess of this limit will also be made wholly in cash unless the Board of Trustees believes that economic conditions exist which would make such a practice detrimental to the best interests of the Trust. Any portfolio securities paid or distributed in-kind would be valued as described under "Determination of Net Asset Value" in the each Fund's prospectus. In the event that an in-kind distribution is made, a shareholder may incur additional expenses, such as the payment of brokerage commissions, on the sale or other disposition of the securities received from the Funds.

In-kind payments need not constitute a cross-section of a Fund's' portfolio. Where a shareholder has requested redemption of all or a part of the shareholder's investment, and where a Fund completes such redemption in-kind, that Fund will not recognize gain or loss for federal tax purposes, on the securities used to complete the redemption. The shareholder will recognize gain or loss equal to the difference between the fair market value of the securities received and the shareholder's basis in the Fund shares redeemed.

                       OFFICERS AND TRUSTEES OF THE TRUST

The Trustees and principal executive officers and their principal occupations for the past five years are listed below.

--------------------------------------------------------------------------------
                       DATE PERSON BECAME A
                       TRUSTEE & TRUST               PRINCIPAL OCCUPATION
NAME, ADDRESS & AGE    OFFICES HELD, IF ANY          DURING PAST 5 YEARS
--------------------------------------------------------------------------------
Arthur D. Ally  (58)*  Trustee since January,  President and controlling
1304 West Fairbanks    1994.  Currently        shareholder of Covenant Funds,
Avenue                 serves as President of  Inc.("CFI"), a holding
Winter Park, FL        the Trust and Chairman  company.  President and general
                       of the Board of         partner of Timothy Partners,
                       Trustees.               Ltd.("TPL"), the investment
                                               adviser and principal
                                               underwriter to each Fund.  CFI
                                               is also the managing general
                                               partner of TPL.
--------------------------------------------------------------------------------
Joseph E. Boatwright   Trustee since April,    Retired Minister.  Currently
(68)**                 1995.  Currently        serves as a consultant to the
1410 Hyde Park Drive   serves as Secretary to  Greater Orlando Baptist
Winter Park, FL        the Trust.              Association.  Served as Senior
                                               Pastor  to  the   Aloma   Baptist
                                               Church from 1970-1996.
--------------------------------------------------------------------------------
Wesley W. Pennington   Trustee since January,  President, Westwind Holdings,
(68)                   1994.  Currently        Inc., a development company,
442 Raymond Avenue     serves as Treasurer to  since 1997.  President and
Longwood, FL           the Trust.              controlling shareholder,
                                               Weston, Inc., a fabric
                                               treatment company, form
                                               1979-1997.
--------------------------------------------------------------------------------
Jock M. Sneddon (51)** Trustee since January,  Physician, Florida Hospital
6001 Vineland Drive    1997.                   Center.
Orlando, FL
--------------------------------------------------------------------------------
W. Thomas Fyler, Jr.   Trustee since           President, controlling
(42)                   December, 1998          shareholder of W.T. Fyler,
90 West Street, Suite                          Jr./Ephesus, Inc., a New York
1820                                           State registered investment
New York, NY  10006                            advisory firm.  Founding member
                                               of the National Association of
                                               Christian Financial Consultants.
--------------------------------------------------------------------------------
Randy R. Brunson  (43) Trustee since June 21,  Founder and Principal of
4500 Hugh Howell Rd,   2000                    Brunson Financial Management,
Suite 750                                      Inc., a financial planning and
Tucker, GA  30084                              investment advisory firm
                                               located in Atlanta, Georgia.
                                               Member, Institute of Certified
                                               Financial Planners, the
                                               Institute for Investment
                                               Management Consulting, and the
                                               Atlanta Health Care Alliance,
                                               among others.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Mathew D. Staver       Trustee since June 21,  Attorney specializing in free
(43)**                 2000                    speech, appellate practice and
210 East Palmetto Ave.                         religious liberty
Longwood, FL  32750                            constitutional law. Founder of
                                               Liberty Counsel, a  religious
                                               civil liberties education and
                                               legal defense organization. Host
                                               of two radio programs devoted to
                                               religious freedom issues. Editor
                                               of a monthly newsletter devoted
                                               to religious liberty topics. Mr.
                                               Staver has argued before the
                                               United States Supreme Court and
                                               has published numerous legal
                                               articles.
--------------------------------------------------------------------------------
Charles E. Nelson      Trustee since June 21,  Director of Finance, Hospice of
(65)                   2000                    the Comforter, Inc., a
1145 Cross Creek                               non-profit organization.
Altamonte Springs, FL                          Formerly Comptroller, Florida
                                               United Methodist Children's Home,
                                               Inc. Formerly Credit Specialist
                                               with the Resolution Trust
                                               Corporation and Senior Executive
                                               Vice President, Barnett Bank of
                                               Central Florida, N.A. Formerly
                                               managing partner, Arthur
                                               Anderson, CPA firm, Florida
                                               branch.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Mark A. Minnella  (44) Trustee since June 21,  Principal and co-founder of
1215 Fern Ridge        2000                    The Financial Engineering
Parkway, Suite 110                             Center, Inc. a registered
Creve Coeur, MO                                investment advisory firm.
                                               Co-founder, treasurer and
                                               director of the National
                                               Association of Christian
                                               Financial Consultants. Mr.
                                               Minnella is a Registered
                                               Investment Principal (NASD Series
                                               24), and a registered investment
                                               adviser (NASD Series 65). Host of
                                               a weekly radio program in St.
                                               Louis devoted to financial
                                               planning. Frequent lecturer,
                                               teacher and author of a variety
                                               of financial software products.
--------------------------------------------------------------------------------

* Mr. Ally is an "interested" Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.

** Messrs. Boatwright, Sneddon and Staver are "interested" Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.

The officers conduct and supervise the daily business operations of the Funds, while the Trustees, in addition to functions set forth under "Investment
Advisor," "Investment Manager," and "Underwriter," review such actions and decide on general policy. Compensation to officers and Trustees of the Funds who are affiliated with TPL is paid by TPL, and not by the Fund. For the fiscal year ended December 31, 1999, the Timothy Funds did not pay compensation to any of its Trustees. In addition, no Trustee served on the Board of Directors of another investment company managed by TPL for the calendar year ended December 31, 1999. As of December 31, 1999, the Timothy Variable Funds did not pay compensation to any of its trustees.

                               DISTRIBUTION PLANS

As noted in the Prospectus, the Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (collectively, the "Plans") for each Share Class offered by the Fund/Portfolios whereby the Fund/Portfolios may pay up to a maximum of 0.25% for Class A shares, and up to a maximum of 1.00% for Class B shares (of which, up to 0.25% may be service fees to be paid by each respective class of shares to TPL, dealers and others, for providing personal service and/or maintaining shareholder accounts) per annum of its average daily net assets for expenses incurred by the Underwriter in the distribution of the Timothy Fund's shares. The fees are paid on a monthly basis, based on the Fund's average daily net assets attributable to such class of shares.

Pursuant to the Plans, TPL, as underwriter, is paid a fee each month (up to the maximum of 0.25% for Class A shares and 1.00% for Class B shares per annum of average net assets of each Timothy Fund/Portfolio) for expenses incurred in the distribution and promotion of the shares, including but not limited to, printing of prospectuses and reports used for sales purposes, preparation and printing of sales literature and related expenses, advertisements, and other distribution-related expenses as well as any distribution or service fees paid to securities dealers or others who have executed a dealer agreement with the underwriter. Any expense of distribution in excess of 0.25% for Class A shares or 1.00% for Class B shares per annum will be borne by the TPL without any additional payments by the Fund/Portfolios. You should be aware that it is possible that Plan accruals will exceed the actual expenditures by TPL for eligible services. Accordingly, such fees are not strictly tied to the provision of such services.

Effective July 1, 1997, Timothy Partners, Ltd. (TPL), began serving as the Timothy Funds' sole underwriter. For the period July 1, 1997 to December 31, 1997, the Small-Cap Value Fund reimbursed TPL $58,563 for distribution-related expenses as follows: $12,917 compensation to dealers for Class A shares and $34, 074 compensation to dealers for Class B shares and $10,572 for servicing the Class B shareholder accounts. As of December 31, 1998, the Small-Cap Value Fund reimbursed TPL $63,290 for distribution-related expenses as follows: $30,886 compensation to dealers for Class A shares and $32,404 compensation to dealers for Class B shares and for servicing the Class B shareholder accounts. As of December 31, 1999, the Small-Cap Value Fund reimbursed TPL $164,988 for distribution and service-related expenses Class A shares and $2,035 compensation to dealers for Class B shares and for servicing the Class B shareholder accounts.

The Plans also provide that to the extent that the Fund/Portfolios, TPL, the Investment Managers, or other parties on behalf of the Fund/Portfolios, TPL, or the Investment Managers make payments that are deemed to be payments for the financing of any activity primarily intended to result in the sale of shares issued by the Fund/Portfolios within the context of Rule 12b-1, such payments shall be deemed to be made pursuant to the Plans. In no event shall the payments made under the Plans, plus any other payments deemed to be made pursuant to the Plans, exceed the amount permitted to be paid pursuant to the Conduct Rules of the National Association of Securities Dealers, Inc., Article III, Section 26(d)(4).

The Board of Trustees has determined that a consistent cash flow resulting from the sale of new shares is necessary and appropriate to meet redemptions and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board therefore believes that it will likely benefit the Fund/Portfolios to have moneys available for the direct distribution activities of the Underwriter in promoting the sale of the Fund/Portfolios's shares, and to avoid any uncertainties as to whether other payments constitute distribution expenses on behalf of the Fund/Portfolios. The Board of Trustees, including the non- interested Trustees, has concluded that in the exercise of their reasonable business judgment and in light of their fiduciary duties, there is a reasonable likelihood that the Plans will benefit the Fund/Portfolios and their shareholders.

The Plans have been approved by the Board of Trustees, including all of the Trustees who are non-interested persons as defined in the 1940 Act. The Plans must be renewed annually by the Board of Trustees, including a majority of the Trustees who are non-interested persons of the Fund/Portfolios and who have no direct or indirect financial interest in the operation of the Plans. The votes must be cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Trustees be done by the non-interested Trustees. The Plans and any related agreements may be terminated at any time, without any penalty: 1) by vote of a majority of the non-interested Trustees on not more than 60 days' written notice, 2) by the Underwriter on not more than 60 days' written notice, 3) by vote of a majority of the Fund's outstanding shares, on 60 days' written notice, and 4) automatically by any act that terminates the Underwriting Agreement with the underwriter. The underwriter or any dealer or other firm may also terminate their respective agreements at any time upon written notice.

The Plans and any related agreement may not be amended to increase materially the amounts to be spent for distribution expenses without approval by a majority of the Fund/Portfolios' outstanding shares, and all material amendments to the Plans or any related agreements shall be approved by a vote of the non-interested Trustees, cast in person at a meeting called for the purpose of voting on any such amendment.

The underwriter is required to report in writing to the Board of Trustees of the Fund, at least quarterly, on the amounts and purpose of any payment made under the Plans, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the Plans should be continued.

                                    TAXATION

The Timothy Fund/Portfolios intend to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

In order to so qualify, a Fund/Portfolio must, among other things (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (ii) distribute at least 90% of its dividends, interest and certain other taxable income each year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of a Fund/Portfolio's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses.

To the extent each Fund/Portfolio qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income and net capital gains paid to shareholders in the form of dividends or capital gains distributions.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund/Portfolios' "required distributions" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on December 31 plus undistributed amounts from prior years. The Fund/Portfolios intend to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund/Portfolios during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable to shareholders in the calendar year in which they are declared, rather than the calendar year in which they are received.

Shareholders will be subject to federal income taxes on distributions made by the Fund/Portfolios whether received in cash or additional shares of the Fund/Portfolios. Distributions of net investment income and net short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares. Dividends eligible for designation under the dividends received deduction and paid by the Funds may qualify in part for the 70% dividends received deduction for corporations provided, however, that those shares have been held for at least 45 days.

The Trust will notify shareholders each year of the amount of dividends and distributions, including the amount of any distribution of long-term capital gains, and the portion of its dividends which may qualify for the 70% deduction.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action at any time, and retroactively.

Each Class of shares of the Timothy Fund/Portfolios will share proportionately in the investment income and expenses of that Fund, except that each class will incur different distribution expenses.

Dividends and distributions also may be subject to state and local taxes.

Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local taxes.

                               GENERAL INFORMATION

AUDITS AND REPORTS
------------------

The accounts of the Trust are audited each year by Tait, Weller & Baker of Philadelphia, PA, independent certified public accountants whose selection must be ratified annually by the Board of Trustees.

Shareholders receive semi-annual and annual reports of the Funds, including the annual audited financial statements and a list of securities owned.

MISCELLANEOUS
-------------

As of April 14, 2000, the following person owned 5% or more of a Class of shares of a Fund or of the total outstanding shares of a Fund.

                              HOLDERS OF MORE THAN
                            5% OF EACH FUND'S SHARES
-----------------------------------------------------------------------------------
                                                                   % OWNERSHIP OF
                 NAME OF FUND   SHARE    NUMBER OF                 TOTAL
NAME OF          IN WHICH       CLASS    SHARES      % OWNERSHIP   OUTSTANDING
SHAREHOLDER      SHARES HELD    OWNED    OWNED       OF SHARE      FUND SHARES,
                                                     CLASS         ALL CLASSES
-----------------------------------------------------------------------------------
Annuity          Timothy Plan
Investors Life,  Small-Cap      No-Load
FBO annuity      Variable                  144,655       100%           100%
investors        Series
-----------------------------------------------------------------------------------
Liberty          Timothy Plan
Counsel, Inc.    Money Market   No Load
FBO,             Fund                      116,147      10.50%         10.50%
beneficiaries
-----------------------------------------------------------------------------------
                 Timothy Plan
Sneddon, JM      Money Market   No Load
                 Fund                      103,276       9.34%          9.34%
-----------------------------------------------------------------------------------
                 Timothy Plan
Kerchner, DM     Money Market   No Load
                 Fund                      88,896        8.04%          8.04%
-----------------------------------------------------------------------------------
Donaldson,       Timothy Plan
Lufkin &         Small-Cap
Jenrette, FBO    Value Fund     Class A    61,292        5.65%          2.65%
customer accts.
-----------------------------------------------------------------------------------
Donaldson,       Timothy Plan
Lufkin &         Small-Cap
Jenrette, FBO    Value Fund     Class A    59,470        5.48%          2.57%
customer accts.
-----------------------------------------------------------------------------------
                 Timothy Plan
Davis, D         Small-Cap
                 Value Fund     Class A    55,823        5.14%          2.41%
-----------------------------------------------------------------------------------
                 Timothy Plan
Demunnick, B     Small-Cap
                 Value Fund     Class B    93,932        7.81%          4.06%
-----------------------------------------------------------------------------------
Donaldson,       Timothy Plan
Lufkin &         Small-Cap
Jenrette, FBO    Value Fund     Class C    22,395       87.80%          0.97%
customer accts.
-----------------------------------------------------------------------------------

                                       16

-----------------------------------------------------------------------------------
                 Timothy Plan
Wuertz, DR       Large/Mid-Cap
                 Value Fund     Class A    13,503        5.98%          3.78%
-----------------------------------------------------------------------------------
                 Timothy Plan
RigidPly         Large/Mid-Cap
Rafters, Inc.    Value Fund     Class A    65,527       29.02%         18.37%
-----------------------------------------------------------------------------------
                 Timothy Plan
Mylod, R         Large/Mid-Cap
                 Value Fund     Class A    37,644       16.67%         10.55%
-----------------------------------------------------------------------------------
                 Timothy Plan
Wuertz, DR       Large/Mid-Cap
                 Value Fund     Class A    13,503        5.98%          3.78%
-----------------------------------------------------------------------------------
                 Timothy Plan
Zawaki, IRA      Large/Mid-Cap
                 Value Fund     Class A    12,615        5.59%          3.54%
-----------------------------------------------------------------------------------
                 Timothy Plan
Kelly, E.        Large/Mid-Cap
                 Value Fund     Class A    12,152        5.38%          3.40%
-----------------------------------------------------------------------------------
                 Timothy Plan
NFCS FBO         Large/Mid-Cap
customer accts.  Value Fund     Class B    31,822       28.17%          8.92%
-----------------------------------------------------------------------------------
                 Timothy Plan
Walker, DM       Large/Mid-Cap
                 Value Fund     Class B     8,081        7.15%          2.23%
-----------------------------------------------------------------------------------
                 Timothy Plan
Lammers, JD      Large/Mid-Cap
                 Value Fund     Class B     6,703        5.93%          1.88%
-----------------------------------------------------------------------------------
                 Timothy Plan
Murphy, CM       Large/Mid-Cap
                 Value Fund     Class B     6,302        5.58%          1.77%
-----------------------------------------------------------------------------------
                 Timothy Plan
St. Josaphats    Large/Mid-Cap
                 Value Fund     Class C     1,043        5.80%          0.29%
-----------------------------------------------------------------------------------
                 Timothy Plan
Bernard, RT      Large/Mid-Cap
                 Value Fund     Class C     4,034       22.44%          1.13%
-----------------------------------------------------------------------------------
                 Timothy Plan
Fox Asset        Large/Mid-Cap
Management, Inc. Value Fund     Class C    10,044       55.87%          2.82%
-----------------------------------------------------------------------------------
                 Timothy Plan
NFCS FBO         Fixed Income
customer accts.  Fund           Class A     1,013        5.62%          1.74%
-----------------------------------------------------------------------------------
                 Timothy Plan
Breil, R.        Fixed Income
                 Fund           Class A     1,024        5.68%          1.76%
-----------------------------------------------------------------------------------
                 Timothy Plan
Benes, B.        Fixed Income
                 Fund           Class A     3,407       18.91%          5.84%
-----------------------------------------------------------------------------------
                 Timothy Plan
Kluck, MP        Fixed Income
                 Fund           Class A     1,310        7.27%          2.25%
-----------------------------------------------------------------------------------

                                       17

-----------------------------------------------------------------------------------
                 Timothy Plan
Meekhof, D       Fixed Income
                 Fund           Class A     1,227        6.81%          2.10%
-----------------------------------------------------------------------------------
                 Timothy Plan
Glasscock, J     Fixed Income
                 Fund           Class A     1,197        6.64%          2.05%
-----------------------------------------------------------------------------------
                 Timothy Plan
Carrie, CH       Fixed Income
                 Fund           Class A     4,399       24.41%          7.55%
-----------------------------------------------------------------------------------
                 Timothy Plan
George, C        Fixed Income
                 Fund           Class B     3,115        9.36%          5.34%
-----------------------------------------------------------------------------------
                 Timothy Plan
Geier, MJ        Fixed Income
                 Fund           Class B     3,434       10.32%          5.89%
-----------------------------------------------------------------------------------
                 Timothy Plan
Murphy, CM       Fixed Income
                 Fund           Class B     5,623       16.90%          9.65%
-----------------------------------------------------------------------------------
                 Timothy Plan
Graybill, DM     Fixed Income
                 Fund           Class B     5,133       15.43%          8.81%
-----------------------------------------------------------------------------------
                 Timothy Plan
NFCS FBO         Fixed Income
customer accts.  Fund           Class C     5,225       74.68%          8.96%
-----------------------------------------------------------------------------------
                 Timothy Plan
Jocelyne, V IRA  Fixed Income
                 Fund           Class C      908        12.98%          1.56%
-----------------------------------------------------------------------------------
                 Timothy Plan
Zollman, VJ      Fixed Income
                 Fund           Class C      376         5.38%          0.64%
-----------------------------------------------------------------------------------

                                   PERFORMANCE

Performance information for the shares of the Timothy Fund/Portfolios will vary due to the effect of expense ratios on the performance calculations.

Current yield and total return may be quoted in advertisements, shareholder reports or other communications to shareholders. Yield is the ratio of income per share derived from the Fund/Portfolios investments to a current maximum offering price expressed in terms of percent. The yield is quoted on the basis of earnings after expenses have been deducted. Total return is the total of all income and capital gains paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price. Occasionally, the Fund/Portfolios may include their distribution rates in advertisements. The distribution rate is the amount of distributions per share made by a Fund over a 12-month period divided by the current maximum offering price.

U.S. Securities and Exchange Commission ("Commission") rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund/Portfolios be accompanied by certain standardized performance information computed as required by the Commission. Current yield and total return quotations used by the Fund/Portfolios are based on the standardized methods of computing performance mandated by the Commission. An explanation of those and other methods used by the Fund/Portfolios to compute or express performance follows.

As the following formula indicates, the average annual total return is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation and dividends and distributions paid and reinvested) for the stated period less any fees charged to all shareholder accounts and annualizing the result. The calculation assumes the maximum sales load is deducted from the initial $1,000 purchase order and that all dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each one, five and ten-year period and assumes the deduction of all applicable charges and fees. According to the Commission formula:


                                P(1+T)/n/ = ERV
where:
P = a hypothetical initial payment of $1,000.
T = average annual total return.
n = number of years.
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods, determined at the end of the one, five or ten-year periods (or fractional portion thereof).

                         COMPARISONS AND ADVERTISEMENTS
                         ------------------------------

To help investors better evaluate how an investment in the Fund/Portfolios might satisfy their investment objective, advertisements regarding the Funds may discuss total return for the Fund/Portfolios as reported by various financial publications. Advertisements may also compare total return to total return as reported by other investments, indices, and averages. The following publications, indices, and averages may be used:

     Lipper Mutual Fund Performance Analysis;
     Lipper Mutual Fund Indices;
     CDA Weisenberger; and
     Morningstar

From time to time, the Fund/Portfolios may also include in sales literature and advertising (including press releases) TPL comments on current news items, organizations which violate the Funds' philosophy (and are screened out as unacceptable portfolio holdings), channels of distribution and organizations which endorse the Fund as consistent with their philosophy of investment.

                              FINANCIAL STATEMENTS

The Trust's Financial Statements, including the notes thereto, dated December 31, 1999, which have been audited by Tait, Weller & Baker, are incorporated by reference from the Timothy Plan's 1999 Annual Report to Shareholders.

                           PART C. OTHER INFORMATION.

ITEM 23. EXHIBITS.
------------------

(A) Agreement and Declaration of Trust is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(B) By-Laws of Registrant dated January 19, 1994 is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(C)  None

(D)  Investment Advisory Agreements:

     (a)(i) Form of Amendment to Investment Advisory Agreement dated October 1, 2000 between the Registrant and Timothy Partners, Ltd. is filed herein as Exhibit 23D(a)(i)

     (a)(ii) Form of Amendment to Investment Advisory Agreement dated May 1, 1999 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (a)(iii) Form of Amendment to Investment Advisory Agreement dated May 1, 1998 between the Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 8, electronically filed on April 16, 1998.

     (a)(iv) Amendment dated March 12, 1997 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective No. 6, electronically filed on July 18, 1997.

     (a)(v) Amendment dated August 28, 1995 to Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners,
               Ltd. is incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

     (a)(vi) Investment Advisory Agreement dated January 19, 1994 between Registrant and Timothy Partners, Ltd. is incorporated herein by reference to Post-Effective Amendment No. 4, electronically filed on April 26, 1996.

     (b)(i) Sub-Investment Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Carr & Associates and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999..

     (b)(ii) Sub-Investment Advisory Agreement dated May 1, 1999 between Timothy Partners, Ltd., Fox Asset Management and the Registrant is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (b)(iii) Form of Amendment to Sub-Investment Advisory Agreement dated May 1, 1998 between Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated herein by reference to Post-Effective Amendment No. 8 as electronically filed on April 16, 1998.

     (b)(iv) Sub-Investment Advisory Agreement dated January 1, 1997 among Timothy Partners, Ltd., Awad & Associates and the Registrant is incorporated by reference to Post-Effective Amendment No. 5, as electronically filed on ____________.

     (b)(v) Sub-Investment Advisory Agreement dated October 1, 2000 among Timothy Partners, Ltd., Rittenhouse Financial Services, Inc. and the Registrant is filed herein as Exhibit 23(b)(v).

     (b)(vi) Sub-Investment Advisory Agreement dated October 1, 2000 among Timothy Partners, Ltd., Provident Investment Counselors, Inc. and the Registrant is filed herein as Exhibit 23(b)(vi).

(E)  DISTRIBUTION AGREEMENTS:

     Underwriting  Agreement  dated  July 1, 1997  between  the  Registrant  and
     Timothy   Partners,   Ltd.  is   incorporated   herein  by   reference   to
     Post-Effective No. 6, electronically filed on July 18, 1997.

(F)  None

(G)  CUSTODIAN AGREEMENT

     Custodian Agreement between Registrant and The Bank of New York, dated November 11, 1994 is incorporated herein by reference to Post Effective Amendment No. 5, electronically filed on ----------.

(H)  OTHER MATERIAL CONTRACTS:

     (a)(i). Amendment dated May 1, 1996 to Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

     (a)(ii) Administrative Agreement dated January 19, 1994 between Registrant and Covenant Financial Management, Inc. is incorporated herein by reference to Post Effective Amendment No. 4, as electronically filed on April 26, 1996.

     (b)(i) Form of Participation Agreement dated May 1, 1998 among the Registrant on behalf of The Timothy Plan Variable Series, Annuity Investors Life Insurance Company and Timothy Partners, Ltd. is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (c)(i) Mutual Fund Services Agreement among the Registrant and Unified Financial Services, Inc. is incorporated herein by reference to Post Effective Amendment No. 10, electronically filed on May 1, 2000.

(I)  OPINION AND CONSENT OF COUNSEL AS TO THE LEGALITY OF THE  SECURITIES  TO BE
     ISSUED:

     (a) Opinion and Consent of David Jones & Assoc., P.C., counsel to the Trust, is incorporated herein by reference to Post Effective Amendment No. 10, electronically filed on May 1, 2000.

(J)  CONSENTS

     (a) Consent of Tait, Weller & Baker is incorporated by reference from the Timothy Fund's 1999 Annual Report to Shareholders.

(K)  None.

(L)  LETTERS OF UNDERSTANDING RELATING TO INITIAL CAPITAL:

     (a) Investment letters between the Registrant and Phillis B. Crosby, Michael J. Demaray, Thomas J. Snyder, William R. Cadle, Bernice I. Cradle, Mary A. Gibson, Delbert E. Rich, Gwynn M. Reel, Charles E. Davis, Gregory Tighe and Frank Salerno are incorporated herein by reference to Post Effective Amendment No. 4, electronically filed on April 26, 1996.

(M)  PLANS UNDER 12b-1:

     (a) Distribution Plan dated May 1, 1999 on behalf of Class A Shares for the Large/Mid-Cap Value and Fixed-Income Funds is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999.

     (b) Distribution Plan dated May 1, 1999 on behalf of Class B Shares for the Large/Mid-Cap Value and Fixed-Income Funds is incorporated herein by reference to Post Effective Amendment No. 9, electronically filed on March 17, 1999


(N)   Not Applicable

(O)   Not Applicable

(P)   Code of Ethics-  Filed herein as Exhibit 23(P)

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.
-----------------------------------------------------------------------

None.

ITEM 25.  INDEMNIFICATION.
--------------------------

Under the terms of the Delaware Business Trust Act and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or Trustee of the Fund shall have any liability to the Fund or its shareholders for damages, except to the extent such limitation of liability is precluded by Delaware law, the Agreement and Declaration of Trust, or the By-Laws.

The Delaware Business Trust Act, section 3817, permits a business trust to indemnify any Trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 protects a Trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any Trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except each Trustee and officer of the Fund acting in such capacity, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the Trustees shall not be liable for any neglect or wrong-doing of any officer, agent, employee, manager or underwriter of the Fund, nor shall any Trustee be responsible for the act or omission of any other Trustee. Subject to the provisions of; the By-Laws, the Fund may indemnify to the fullest extent each Trustee and officer of the Fund acting in such capacity, except that no provision in the Agreement and Declaration of Trust shall be effective to protect or purport to protect and indemnify any Trustee or officer of the Fund from or against any liability to the Fund or any shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

The By-Laws provide indemnification for each Trustee and officer who is a party or is threatened to be made a party to any proceeding, by reason of service in such capacity, to the fullest extent, if it is determined that Trustee or officer acted in good faith and reasonably believed: (a) in the case of conduct in his official capacity as an agent of the Fund, that his conduct was in the Fund's best interests and (b) in all other cases, that his conduct was at least not opposed to the Fund's best interests and (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful. However, there shall be no indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office. Further, no indemnification shall be made:

(a) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

(b) In respect of any proceeding as to which any Trustee or officer of the Fund shall have been adjudged to be liable in the performance of that person's duty to the Fund, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the relevant circumstances of the case, that person is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; however, in such case, indemnification with respect to any proceeding by or in the right of the Fund or in which liability shall have been adjudged by reason of the disabling conduct set forth in the preceding paragraph shall be limited to expenses; or

(c) Of amounts paid in settling or otherwise disposing of a proceeding, with or without court approval, or of expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval, unless the required court approval set forth in the By-Laws is obtained.

In any event, the Fund shall indemnify each officer and Trustee against reasonable expenses incurred in connection with the successful defense of any proceeding to which each such officer or Trustee is a party by reason of service in such Capacity, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that such officer or Trustee was not liable by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties or office. The Fundshall advance to each officer and Trustee who is made a party to the proceeding by reason of service in such capacity the expenses incurred by such person in connection therewith, if (a) the officer or Trustee affirms in writing that his good faith belief that he has met the standard of conduct necessary for indemnification, and gives a written undertaking to repay the amount of advance if it is ultimately determined that he has not met those requirements, and (b) a determination that the facts then known to those making the determination would not preclude indemnification.

The Trustees and officers of the Fund are entitled and empowered under the Declaration of Trust and By-Laws, to the fullest extent permitted by law, to purchase errors and omissions liability insurance with assets of the Fund, whether or not the fund would have the power to indemnify him against such liability under the Declaration of Trust or By-Laws.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers, the underwriter or control persons of the Registrant pursuant to the foregoing provisions, the Registrant has been informed that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. See also Item 32.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF ADVISOR.
----------------------------------------------------

Timothy Partners, Ltd. ("TPL") serves as investment advisor of the Fund. The following persons serving as directors or officers of TPL have held the following positions with TPL for the past two years.

--------------------------------------------------------------------------------
                              Positions and Offices     Positions and Offices
Name and Business Address     with Timothy Partners,    with the Registrant
                              Ltd.
--------------------------------------------------------------------------------

Arthur D. Ally                President of Covenant     President and Trustee
1304 West Fairbanks           Funds, Inc., Managing
Avenue                        General Partner of
Winter Park Florida           Timothy Partners, Ltd.,
32789                         and Individual General
                              Partner of Timothy
                              Partners, Ltd.
--------------------------------------------------------------------------------
Covenant Financial Management, Inc. is a marketing/consulting firm owned by Arthur Ally that renders consulting advice to TPL with regard to marketing plans to be employed to target potential investor groups that might be interested in investing in the Fund because of its investment objectives and criteria.

ITEM 27. PRINCIPAL UNDERWRITER.
-------------------------------

     (a) Timothy Partners, Ltd. (TPL) is the principal underwriter for the Registrant's securities and currently acts as underwriter for the Registrant only.

     (b) The table below sets forth certain information as to the Underwriter's Directors, Officers and Control Persons:

--------------------------------------------------------------------------------
                             Positions and Offices      Positions and Offices
Name and Business Address    with the Underwriter.      with the Registrant
--------------------------------------------------------------------------------

Arthur D. Ally               President of Covenant      President and Trustee
1304 West Fairbanks          Funds, Inc., Managing
Avenue                       General Partner of
Winter Park Florida          Timothy Partners, Ltd.,
32789                        and Individual General
                             Partner of Timothy
                             Partners, Ltd.
--------------------------------------------------------------------------------

     (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.
-------------------------------------------

Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 17 CFR 270.31a-1 to 31a-3 promulgated thereunder, is maintained by the Fund at 1304 West Fairbanks Avenue, Winter Park, Florida 32789, except for those maintained by the Fund's Custodian, Star Bank, N.A. Cincinatti, Ohio, and the Fund's Administrator, Transfer, Redemption and Dividend Disbursing Agent and Accounting Services Agent, Unified Financial Services, Inc., 431 North Pennsylvania Street, Indianapolis, IN 46204.

ITEM 29.  MANAGEMENT SERVICES.
------------------------------
Not applicable.

ITEM 30.  UNDERTAKINGS.
------------------------
(a)  Inapplicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant hereby certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Winter Park, State of Florida, on the 15th day of August, 2000.

THE TIMOTHY PLAN

BY:  /S/  ARTHUR D. ALLY
------------------------
ARTHUR D. ALLY, PRESIDENT & TRUSTEE


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to the Registrant's Registration Statement has been signed below by the following persons in the capacities indicated.

SIGNATURE                      TITLE                              DATE

/S/ ARTHUR D. ALLY             President and Trustee             August 15, 2000
------------------------
ARTHUR D. ALLY

/S/ JOSEPH E. BOATWRIGHT       Secretary and Trustee             August 15, 2000
------------------------
JOSEPH E. BOATWRIGHT

/S/ WESLEY PENNINGTON          Treasurer and Trustee             August 15, 2000
------------------------
WESLEY PENNINGTON

/S/ W.T. FYLER                 Trustee                           August 15, 2000
------------------------
W.T. FYLER

/S/ JOCK M. SNEDDON            Trustee                           August 15, 2000
------------------------
JOCK M. SNEDDON

EXHIBITS

23D(a)(i) Form of Amendment to Investment Advisory Agreement

23D(b)(v) Form of Sub-Advisory  Agreement with Rittenhouse  Financial  Services,
          Inc.

23D(b)(v) Form of Sub-Advisory  Agreement with Provident Investment  Counselors,
          Inc.

23P Code of Ethics of Registrant and its Adviser, Investment Managers and Principal Underwriter